UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance China Equity Fund

Class A EVCGX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$37,486,306
# of Portfolio Holdings	69
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Utilities	1.0%
Real Estate	1.4%
Short-Term Investments	2.5%
Consumer Staples	2.8%
Health Care	3.0%
Energy	4.1%
Materials	5.5%
Industrials	8.9%
Information Technology	9.4%
Financials	19.1%
Communication Services	20.2%
Consumer Discretionary	22.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Tencent Holdings Ltd.	18.8%
Alibaba Group Holding Ltd.	14.4%
China Construction Bank Corp., Class H	7.5%
Zijin Mining Group Co. Ltd., Class H	4.0%
Ping An Insurance Group Co. of China Ltd., Class H	3.2%
Industrial & Commercial Bank of China Ltd., Class H	2.8%
NAURA Technology Group Co. Ltd., Class A	2.7%
Wuxi Biologics Cayman, Inc.	2.4%
China Shenhua Energy Co. Ltd., Class H	2.1%
PetroChina Co. Ltd., Class H	2.0%
Total	59.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

EVCGX-TSR-SAR

Eaton Vance China Equity Fund

Class C ECCGX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110	2.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$37,486,306
# of Portfolio Holdings	69
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Utilities	1.0%
Real Estate	1.4%
Short-Term Investments	2.5%
Consumer Staples	2.8%
Health Care	3.0%
Energy	4.1%
Materials	5.5%
Industrials	8.9%
Information Technology	9.4%
Financials	19.1%
Communication Services	20.2%
Consumer Discretionary	22.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Tencent Holdings Ltd.	18.8%
Alibaba Group Holding Ltd.	14.4%
China Construction Bank Corp., Class H	7.5%
Zijin Mining Group Co. Ltd., Class H	4.0%
Ping An Insurance Group Co. of China Ltd., Class H	3.2%
Industrial & Commercial Bank of China Ltd., Class H	2.8%
NAURA Technology Group Co. Ltd., Class A	2.7%
Wuxi Biologics Cayman, Inc.	2.4%
China Shenhua Energy Co. Ltd., Class H	2.1%
PetroChina Co. Ltd., Class H	2.0%
Total	59.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

ECCGX-TSR-SAR

Eaton Vance China Equity Fund

Class I EICGX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$37,486,306
# of Portfolio Holdings	69
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Utilities	1.0%
Real Estate	1.4%
Short-Term Investments	2.5%
Consumer Staples	2.8%
Health Care	3.0%
Energy	4.1%
Materials	5.5%
Industrials	8.9%
Information Technology	9.4%
Financials	19.1%
Communication Services	20.2%
Consumer Discretionary	22.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Tencent Holdings Ltd.	18.8%
Alibaba Group Holding Ltd.	14.4%
China Construction Bank Corp., Class H	7.5%
Zijin Mining Group Co. Ltd., Class H	4.0%
Ping An Insurance Group Co. of China Ltd., Class H	3.2%
Industrial & Commercial Bank of China Ltd., Class H	2.8%
NAURA Technology Group Co. Ltd., Class A	2.7%
Wuxi Biologics Cayman, Inc.	2.4%
China Shenhua Energy Co. Ltd., Class H	2.1%
PetroChina Co. Ltd., Class H	2.0%
Total	59.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

EICGX-TSR-SAR

Eaton Vance All Asset Strategy Fund

Class A EARAX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance All Asset Strategy Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$234,161,720
# of Portfolio Holdings	255
Portfolio Turnover Rate	50%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	3.0%
Sovereign Government Bonds	3.1%
Exchange-Traded Funds	38.8%
Common Stocks	55.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eaton Vance Mortgage Opportunities ETF	11.0%
Eaton Vance Total Return Bond ETF	10.8%
iShares Core MSCI Emerging Markets ETF	4.2%
Vanguard Emerging Markets Government Bond ETF	4.1%
iShares TIPS Bond ETF	3.5%
Vanguard Short-Term Treasury ETF	3.2%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/29	3.1%
NVIDIA Corp.	2.5%
Apple, Inc.	2.3%
Microsoft Corp.	1.8%
Total	46.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

EARAX-TSR-SAR

Eaton Vance All Asset Strategy Fund

Class C ECRAX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance All Asset Strategy Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$234,161,720
# of Portfolio Holdings	255
Portfolio Turnover Rate	50%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	3.0%
Sovereign Government Bonds	3.1%
Exchange-Traded Funds	38.8%
Common Stocks	55.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eaton Vance Mortgage Opportunities ETF	11.0%
Eaton Vance Total Return Bond ETF	10.8%
iShares Core MSCI Emerging Markets ETF	4.2%
Vanguard Emerging Markets Government Bond ETF	4.1%
iShares TIPS Bond ETF	3.5%
Vanguard Short-Term Treasury ETF	3.2%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/29	3.1%
NVIDIA Corp.	2.5%
Apple, Inc.	2.3%
Microsoft Corp.	1.8%
Total	46.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

ECRAX-TSR-SAR

Eaton Vance All Asset Strategy Fund

Class I EIRAX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance All Asset Strategy Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$234,161,720
# of Portfolio Holdings	255
Portfolio Turnover Rate	50%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	3.0%
Sovereign Government Bonds	3.1%
Exchange-Traded Funds	38.8%
Common Stocks	55.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eaton Vance Mortgage Opportunities ETF	11.0%
Eaton Vance Total Return Bond ETF	10.8%
iShares Core MSCI Emerging Markets ETF	4.2%
Vanguard Emerging Markets Government Bond ETF	4.1%
iShares TIPS Bond ETF	3.5%
Vanguard Short-Term Treasury ETF	3.2%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/29	3.1%
NVIDIA Corp.	2.5%
Apple, Inc.	2.3%
Microsoft Corp.	1.8%
Total	46.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

EIRAX-TSR-SAR

Eaton Vance Equity Strategy Fund

Class A ERBAX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Equity Strategy Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$575,932,910
# of Portfolio Holdings	252
Portfolio Turnover Rate	109%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	1.3%
Energy	1.9%
Consumer Staples	2.7%
Materials	3.2%
Utilities	3.4%
Short-Term Investments	5.9%
Communication Services	6.3%
Consumer Discretionary	6.8%
Health Care	7.2%
Exchange-Traded Funds	9.1%
Industrials	16.6%
Financials	17.1%
Information Technology	18.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
iShares Core MSCI Emerging Markets ETF	5.1%
NVIDIA Corp.	4.0%
Apple, Inc.	3.6%
Microsoft Corp.	2.8%
Amazon.com, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
iShares MSCI Brazil ETF	1.8%
Meta Platforms, Inc., Class A	1.5%
Broadcom, Inc.	1.5%
iShares MSCI Taiwan ETF	1.2%
Total	25.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

ERBAX-TSR-SAR

Eaton Vance Equity Strategy Fund

Class C ERBCX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Equity Strategy Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$575,932,910
# of Portfolio Holdings	252
Portfolio Turnover Rate	109%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	1.3%
Energy	1.9%
Consumer Staples	2.7%
Materials	3.2%
Utilities	3.4%
Short-Term Investments	5.9%
Communication Services	6.3%
Consumer Discretionary	6.8%
Health Care	7.2%
Exchange-Traded Funds	9.1%
Industrials	16.6%
Financials	17.1%
Information Technology	18.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
iShares Core MSCI Emerging Markets ETF	5.1%
NVIDIA Corp.	4.0%
Apple, Inc.	3.6%
Microsoft Corp.	2.8%
Amazon.com, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
iShares MSCI Brazil ETF	1.8%
Meta Platforms, Inc., Class A	1.5%
Broadcom, Inc.	1.5%
iShares MSCI Taiwan ETF	1.2%
Total	25.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

ERBCX-TSR-SAR

Eaton Vance Equity Strategy Fund

Class I ERBIX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Equity Strategy Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$575,932,910
# of Portfolio Holdings	252
Portfolio Turnover Rate	109%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	1.3%
Energy	1.9%
Consumer Staples	2.7%
Materials	3.2%
Utilities	3.4%
Short-Term Investments	5.9%
Communication Services	6.3%
Consumer Discretionary	6.8%
Health Care	7.2%
Exchange-Traded Funds	9.1%
Industrials	16.6%
Financials	17.1%
Information Technology	18.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
iShares Core MSCI Emerging Markets ETF	5.1%
NVIDIA Corp.	4.0%
Apple, Inc.	3.6%
Microsoft Corp.	2.8%
Amazon.com, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
iShares MSCI Brazil ETF	1.8%
Meta Platforms, Inc., Class A	1.5%
Broadcom, Inc.	1.5%
iShares MSCI Taiwan ETF	1.2%
Total	25.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

ERBIX-TSR-SAR

Eaton Vance Worldwide Health Sciences Fund

Class A ETHSX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$857,110,223
# of Portfolio Holdings	45
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Health Care Technology	0.6%
Health Care Services	0.7%
Health Care Distributors	1.1%
Health Care Supplies	1.5%
Managed Health Care	3.7%
Life Sciences Tools & Services	7.7%
Health Care Equipment	15.9%
Biotechnology	20.0%
Pharmaceuticals	48.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eli Lilly & Co.	11.3%
AbbVie, Inc.	6.7%
AstraZeneca PLC	6.5%
Johnson & Johnson	6.3%
Roche Holding AG PC	5.8%
Merck & Co., Inc.	4.4%
Bristol-Myers Squibb Co.	4.1%
UnitedHealth Group, Inc.	3.7%
Vertex Pharmaceuticals, Inc.	3.5%
Gilead Sciences, Inc.	3.3%
Total	55.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

ETHSX-TSR-SAR

Eaton Vance Worldwide Health Sciences Fund

Class C ECHSX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$857,110,223
# of Portfolio Holdings	45
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Health Care Technology	0.6%
Health Care Services	0.7%
Health Care Distributors	1.1%
Health Care Supplies	1.5%
Managed Health Care	3.7%
Life Sciences Tools & Services	7.7%
Health Care Equipment	15.9%
Biotechnology	20.0%
Pharmaceuticals	48.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eli Lilly & Co.	11.3%
AbbVie, Inc.	6.7%
AstraZeneca PLC	6.5%
Johnson & Johnson	6.3%
Roche Holding AG PC	5.8%
Merck & Co., Inc.	4.4%
Bristol-Myers Squibb Co.	4.1%
UnitedHealth Group, Inc.	3.7%
Vertex Pharmaceuticals, Inc.	3.5%
Gilead Sciences, Inc.	3.3%
Total	55.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

ECHSX-TSR-SAR

Eaton Vance Worldwide Health Sciences Fund

Class I EIHSX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$857,110,223
# of Portfolio Holdings	45
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Health Care Technology	0.6%
Health Care Services	0.7%
Health Care Distributors	1.1%
Health Care Supplies	1.5%
Managed Health Care	3.7%
Life Sciences Tools & Services	7.7%
Health Care Equipment	15.9%
Biotechnology	20.0%
Pharmaceuticals	48.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eli Lilly & Co.	11.3%
AbbVie, Inc.	6.7%
AstraZeneca PLC	6.5%
Johnson & Johnson	6.3%
Roche Holding AG PC	5.8%
Merck & Co., Inc.	4.4%
Bristol-Myers Squibb Co.	4.1%
UnitedHealth Group, Inc.	3.7%
Vertex Pharmaceuticals, Inc.	3.5%
Gilead Sciences, Inc.	3.3%
Total	55.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

EIHSX-TSR-SAR

Eaton Vance Worldwide Health Sciences Fund

Class R ERHSX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$74	1.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$857,110,223
# of Portfolio Holdings	45
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Health Care Technology	0.6%
Health Care Services	0.7%
Health Care Distributors	1.1%
Health Care Supplies	1.5%
Managed Health Care	3.7%
Life Sciences Tools & Services	7.7%
Health Care Equipment	15.9%
Biotechnology	20.0%
Pharmaceuticals	48.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eli Lilly & Co.	11.3%
AbbVie, Inc.	6.7%
AstraZeneca PLC	6.5%
Johnson & Johnson	6.3%
Roche Holding AG PC	5.8%
Merck & Co., Inc.	4.4%
Bristol-Myers Squibb Co.	4.1%
UnitedHealth Group, Inc.	3.7%
Vertex Pharmaceuticals, Inc.	3.5%
Gilead Sciences, Inc.	3.3%
Total	55.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

ERHSX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
China Equity Fund
Semi-Annual Financial Statements and
Additional Information
February 28, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information February 28, 2026
Eaton Vance
China Equity Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
China Equity Fund
February 28, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 97.8%
Security	Shares	Value
China — 97.0%
Automobile Components — 0.7%
Fuyao Glass Industry Group Co. Ltd., Class H(1)	31,600	$ 262,226
		$ 262,226
Automobiles — 1.6%
BYD Co. Ltd., Class H	49,600	$ 597,933
		$ 597,933
Banks — 12.4%
Bank of Jiangsu Co. Ltd., Class A	146,200	$ 220,686
Bank of Ningbo Co. Ltd., Class A	57,200	260,982
China Construction Bank Corp., Class H	2,774,000	2,822,250
China Merchants Bank Co. Ltd., Class H(2)	43,500	270,600
Industrial & Commercial Bank of China Ltd., Class H	1,289,000	1,060,148
		$ 4,634,666
Beverages — 1.1%
Eastroc Beverage Group Co. Ltd., Class A	5,600	$ 197,194
Nongfu Spring Co. Ltd., Class H(1)	5,200	31,373
Tsingtao Brewery Co. Ltd., Class H	26,000	175,902
		$ 404,469
Broadline Retail — 15.7%
Alibaba Group Holding Ltd.	300,000	$ 5,429,022
PDD Holdings, Inc. ADR(3)	4,558	472,801
		$ 5,901,823
Capital Markets — 2.0%
China International Capital Corp. Ltd., Class H(1)	109,200	$ 281,426
Huatai Securities Co. Ltd., Class H(1)(2)	218,000	466,225
		$ 747,651
Chemicals — 0.9%
Wanhua Chemical Group Co. Ltd., Class A	24,100	$ 326,446
		$ 326,446
Communications Equipment — 0.9%
BYD Electronic International Co. Ltd.(2)	15,500	$ 63,600
Zhongji Innolight Co. Ltd., Class A	3,400	263,372
		$ 326,972
Security	Shares	Value
Consumer Staples Distribution & Retail — 0.5%
JD Health International, Inc.(1)(3)	24,550	$ 177,682
		$ 177,682
Electrical Equipment — 3.2%
Contemporary Amperex Technology Co. Ltd., Class A	13,800	$ 686,594
Dongfang Electric Corp. Ltd., Class H(2)	24,000	121,051
NARI Technology Co. Ltd., Class A	28,300	112,634
Shenzhen Megmeet Electrical Co. Ltd., Class A	5,700	103,410
Sieyuan Electric Co. Ltd., Class A	6,200	193,625
		$ 1,217,314
Electronic Equipment, Instruments & Components — 1.4%
Luxshare Precision Industry Co. Ltd., Class A	15,600	$ 113,839
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	11,615	256,650
Victory Giant Technology Huizhou Co. Ltd., Class A	3,600	159,714
		$ 530,203
Entertainment — 0.9%
NetEase, Inc.	14,300	$ 322,110
		$ 322,110
Food Products — 1.2%
Foshan Haitian Flavouring & Food Co. Ltd., Class H	105,100	$ 453,341
		$ 453,341
Gas Utilities — 0.5%
Kunlun Energy Co. Ltd.	174,000	$ 186,518
		$ 186,518
Hotels, Restaurants & Leisure — 1.8%
Atour Lifestyle Holdings Ltd.	2,350	$ 92,285
H World Group Ltd.	102,000	563,070
Mixue Group, Class H(2)(3)	300	13,694
		$ 669,049
Household Durables — 0.6%
Midea Group Co. Ltd., Class H	20,700	$ 239,607
		$ 239,607
Independent Power and Renewable Electricity Producers — 0.5%
China Yangtze Power Co. Ltd., Class A	49,000	$ 186,080
		$ 186,080
Insurance — 4.9%
PICC Property & Casualty Co. Ltd., Class H	298,000	$ 614,876

1
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Ping An Insurance Group Co. of China Ltd., Class H(2)	139,000	$ 1,202,439
		$ 1,817,315
Interactive Media & Services — 18.9%
Tencent Holdings Ltd.	107,400	$ 7,066,257
		$ 7,066,257
IT Services — 0.8%
Vnet Group, Inc. ADR(2)(3)	27,987	$ 301,699
		$ 301,699
Life Sciences Tools & Services — 3.0%
WuXi AppTec Co. Ltd., Class H(1)	14,200	$ 215,503
WuXi Biologics Cayman, Inc.(1)(3)	177,500	911,325
		$ 1,126,828
Machinery — 4.4%
Anhui Yingliu Electromechanical Co. Ltd., Class A	22,200	$ 226,299
CRRC Corp. Ltd., Class H	545,000	403,518
Huaming Power Equipment Co. Ltd., Class A	65,500	320,576
Sany Heavy Industry Co. Ltd., Class H(3)	136,200	437,784
Shenzhen Han's CNC Technology Co. Ltd., Class H(3)	9,900	159,192
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class H(2)	23,900	102,844
		$ 1,650,213
Media — 0.5%
Focus Media Information Technology Co. Ltd., Class A	193,200	$ 199,025
		$ 199,025
Metals & Mining — 4.6%
China Hongqiao Group Ltd.	54,500	$ 245,821
Zijin Mining Group Co. Ltd., Class H	260,000	1,488,203
		$ 1,734,024
Oil, Gas & Consumable Fuels — 4.1%
China Shenhua Energy Co. Ltd., Class H	137,500	$ 788,355
PetroChina Co. Ltd., Class H	612,000	745,398
		$ 1,533,753
Real Estate Management & Development — 1.4%
China Resources Mixc Lifestyle Services Ltd.(1)	86,800	$ 526,212
		$ 526,212
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	4,535	$ 232,840
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Cambricon Technologies Corp. Ltd., Class A(3)	547	$ 93,769
Hua Hong Semiconductor Ltd., Class H(1)(2)(3)	15,000	184,799
Hygon Information Technology Co. Ltd., Class A	2,632	99,908
Montage Technology Co. Ltd., Class A	4,488	106,746
Montage Technology Co. Ltd., Class H(3)	600	13,743
NAURA Technology Group Co. Ltd., Class A	14,900	1,023,735
Piotech, Inc., Class A	3,212	172,694
		$ 1,928,234
Specialty Retail — 0.8%
Pop Mart International Group Ltd.(1)(2)	10,600	$ 311,883
		$ 311,883
Technology Hardware, Storage & Peripherals — 0.9%
Xiaomi Corp., Class B(1)(2)(3)	79,800	$ 352,948
		$ 352,948
Textiles, Apparel & Luxury Goods — 0.4%
Bosideng International Holdings Ltd.	216,000	$ 133,901
		$ 133,901
Transportation Infrastructure — 1.3%
China Merchants Port Holdings Co. Ltd.	222,000	$ 495,506
		$ 495,506
Total China (identified cost $22,799,628)		$36,361,888
Hong Kong — 0.8%
Metals & Mining — 0.0%†
Zijin Gold International Co. Ltd.(3)	638	$ 18,824
		$ 18,824
Semiconductors & Semiconductor Equipment — 0.3%
ASMPT Ltd.	7,300	$ 104,064
		$ 104,064
Textiles, Apparel & Luxury Goods — 0.5%
Samsonite Group SA(1)	77,100	$ 189,696
		$ 189,696
Total Hong Kong (identified cost $313,378)		$ 312,584
Total Common Stocks (identified cost $23,113,006)		$36,674,472

2
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.5%
Affiliated Fund — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(4)	697,025	$ 697,025
Total Affiliated Fund (identified cost $697,025)		$ 697,025

Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%(5)	228,350	$ 228,350
Total Securities Lending Collateral (identified cost $228,350)		$ 228,350
Total Short-Term Investments (identified cost $925,375)		$ 925,375
Total Investments — 100.3% (identified cost $24,038,381)		$37,599,847
Other Assets, Less Liabilities — (0.3)%		$ (113,541)
Net Assets — 100.0%		$37,486,306
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2026, the aggregate value of these securities is $3,911,298 or 10.4% of the Fund's net assets.
(2)	All or a portion of this security was on loan at February 28, 2026. The aggregate market value of securities on loan at February 28, 2026 was $2,818,378.
(3)	Non-income producing security.
(4)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of February 28, 2026.
(5)	Represents investment of cash collateral received in connection with securities lending.
Abbreviations:
ADR	– American Depositary Receipt
3
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
February 28, 2026
Statement of Assets and Liabilities (Unaudited)

February 28, 2026
Assets
Unaffiliated investments, at value (identified cost $23,341,356) — including $2,818,378 of securities on loan	$36,902,822
Affiliated investments, at value (identified cost $697,025)	697,025
Cash	578
Dividends receivable from affiliated investments	3,228
Receivable for investments sold	663,842
Receivable for Fund shares sold	1,600
Securities lending income receivable	688
Receivable from affiliates	98,845
Trustees' deferred compensation plan	11,807
Total assets	$38,380,435
Liabilities
Collateral for securities loaned	$228,350
Payable for investments purchased	457,331
Payable for Fund shares redeemed	17,853
Payable to affiliates:
Investment adviser fee	22,624
Administration fee	4,551
Distribution and service fees	7,040
Sub-transfer agency fee	12,408
Trustees' deferred compensation plan	11,807
Payable for legal and accounting services	86,932
Accrued expenses	45,233
Total liabilities	$894,129
Net Assets	$37,486,306
Sources of Net Assets
Paid-in capital	$30,980,685
Distributable earnings	6,505,621
Net Assets	$37,486,306
Class A Shares
Net Assets	$33,242,935
Shares Outstanding	1,901,093
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.49
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$18.46
Class C Shares
Net Assets	$373,169
Shares Outstanding	23,899
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.61
Class I Shares
Net Assets	$3,870,202
Shares Outstanding	217,370
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.80
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
February 28, 2026
Statement of Operations (Unaudited)

Six Months Ended
February 28, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $24,132)	$254,855
Dividend income from affiliated investments	34,871
Securities lending income, net	2,405
Total investment income	$292,131
Expenses
Investment adviser fee	$158,725
Administration fee	31,745
Distribution and service fees:
Class A	47,204
Class C	2,023
Trustees’ fees and expenses	1,386
Custodian fee	20,667
Transfer and dividend disbursing agent fees	46,693
Legal and accounting services	99,043
Printing and postage	6,544
Registration fees	21,295
Miscellaneous	17,999
Total expenses	$453,324
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$140,404
Total expense reductions	$140,404
Net expenses	$312,920
Net investment loss	$(20,789)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$3,371,642
Futures contracts	99,669
Foreign currency transactions	(1,871)
Net realized gain	$3,469,440
Change in unrealized appreciation (depreciation):
Investments	$(4,068,281)
Futures contracts	(107,203)
Foreign currency	(378)
Net change in unrealized appreciation (depreciation)	$(4,175,862)
Net realized and unrealized loss	$(706,422)
Net decrease in net assets from operations	$(727,211)
5
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
February 28, 2026
Statements of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$(20,789)	$419,082
Net realized gain (loss)	3,469,440	(93,052)
Net change in unrealized appreciation (depreciation)	(4,175,862)	13,465,348
Net increase (decrease) in net assets from operations	$(727,211)	$13,791,378
Distributions to shareholders:
Class A	$(580,846)	$(655,566)
Class C	(4,653)	(4,473)
Class I	(72,586)	(92,016)
Total distributions to shareholders	$(658,085)	$(752,055)
Transactions in shares of beneficial interest:
Class A	$(3,649,271)	$(1,596,080)
Class C	5,318	(116,640)
Class I	(106,822)	(816,851)
Net decrease in net assets from Fund share transactions	$(3,750,775)	$(2,529,571)
Net increase (decrease) in net assets	$(5,136,071)	$10,509,752
Net Assets
At beginning of period	$42,622,377	$32,112,625
At end of period	$37,486,306	$42,622,377
6
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
February 28, 2026
Financial Highlights

	Class A
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$18.15	$12.69	$15.80	$18.88	$26.87	$27.28
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.01)	$0.17	$0.32(2)	$0.09	$0.03	$(0.02)
Net realized and unrealized gain (loss)	(0.37)	5.60	(2.29)	(2.09)	(6.71)	2.39
Total income (loss) from operations	$(0.38)	$5.77	$(1.97)	$(2.00)	$(6.68)	$2.37
Less Distributions
From net investment income	$(0.28)	$(0.31)	$(0.03)	$—	$—	$(0.07)
From net realized gain	—	—	(1.11)	(1.08)	(1.31)	(2.71)
Total distributions	$(0.28)	$(0.31)	$(1.14)	$(1.08)	$(1.31)	$(2.78)
Net asset value — End of period	$17.49	$18.15	$12.69	$15.80	$18.88	$26.87
Total Return(3)	(2.14)%(4)	46.20%	(12.81)%	(11.28)%	(26.08)%	8.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,243	$38,104	$28,164	$40,926	$53,597	$84,359
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.16%(6)	1.96%	1.93%(7)	1.68%	1.60%	1.73%
Net expenses	1.50%(6)(8)	1.50%(8)	1.51%(7)(8)	1.50%(8)	1.53%(8)	1.73%
Net investment income (loss)	(0.12)%(6)	1.11%	2.33%(2)	0.52%	0.13%	(0.05)%
Portfolio Turnover	25%(4)	48%	77%	34%	78%	10%
(1)	Computed using average shares outstanding.
(2)	Net investment income (loss) per share includes special dividends which amounted to $0.20 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been 0.89%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense of 0.01% for the year ended August 31, 2024.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended February 28, 2026 and less than 0.005% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
February 28, 2026
Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$16.20	$11.32	$14.30	$17.32	$24.93	$25.35
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.07)	$0.03	$0.16(2)	$(0.04)	$(0.13)	$(0.21)
Net realized and unrealized gain (loss)	(0.33)	5.02	(2.03)	(1.90)	(6.17)	2.23
Total income (loss) from operations	$(0.40)	$5.05	$(1.87)	$(1.94)	$(6.30)	$2.02
Less Distributions
From net investment income	$(0.19)	$(0.17)	$—	$—	$—	$—
From net realized gain	—	—	(1.11)	(1.08)	(1.31)	(2.44)
Total distributions	$(0.19)	$(0.17)	$(1.11)	$(1.08)	$(1.31)	$(2.44)
Net asset value — End of period	$15.61	$16.20	$11.32	$14.30	$17.32	$24.93
Total Return(3)	(2.54)%(4)	45.10%	(13.47)%	(11.98)%	(26.60)%	7.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$373	$384	$376	$669	$955	$1,460
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.92%(6)	2.71%	2.68%(7)	2.43%	2.35%	2.43%
Net expenses	2.25%(6)(8)	2.25%(8)	2.26%(7)(8)	2.25%(8)	2.28%(8)	2.43%
Net investment income (loss)	(0.88)%(6)	0.19%	1.33%(2)	(0.26)%	(0.61)%	(0.77)%
Portfolio Turnover	25%(4)	48%	77%	34%	78%	10%
(1)	Computed using average shares outstanding.
(2)	Net investment income (loss) per share includes special dividends which amounted to $0.18 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.11)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense of 0.01% for the year ended August 31, 2024.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended February 28, 2026 and less than 0.005% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
February 28, 2026
Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$18.50	$12.93	$16.09	$19.15	$27.17	$27.55
Income (Loss) From Operations
Net investment income(1)	$0.01	$0.20	$0.29(2)	$0.12	$0.07	$0.09
Net realized and unrealized gain (loss)	(0.38)	5.72	(2.26)	(2.10)	(6.78)	2.39
Total income (loss) from operations	$(0.37)	$5.92	$(1.97)	$(1.98)	$(6.71)	$2.48
Less Distributions
From net investment income	$(0.33)	$(0.35)	$(0.08)	$—	$—	$(0.15)
From net realized gain	—	—	(1.11)	(1.08)	(1.31)	(2.71)
Total distributions	$(0.33)	$(0.35)	$(1.19)	$(1.08)	$(1.31)	$(2.86)
Net asset value — End of period	$17.80	$18.50	$12.93	$16.09	$19.15	$27.17
Total Return(3)	(2.09)%(4)	46.56%	(12.59)%	(11.00)%	(25.89)%	8.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,870	$4,134	$3,573	$6,006	$8,483	$24,472
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.92%(6)	1.72%	1.68%(7)	1.43%	1.35%	1.43%
Net expenses	1.25%(6)(8)	1.25%(8)	1.26%(7)(8)	1.25%(8)	1.28%(8)	1.43%
Net investment income	0.13%(6)	1.24%	2.11%(2)	0.71%	0.29%	0.32%
Portfolio Turnover	25%(4)	48%	77%	34%	78%	10%
(1)	Computed using average shares outstanding.
(2)	Net investment income per share includes special dividends which amounted to $0.20 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.67%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense of 0.01% for the year ended August 31, 2024.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended February 28, 2026 and less than 0.005% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
February 28, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance China Equity Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of February 28, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end,which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
10

Eaton Vance
China Equity Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, index or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
K  Interim Financial Statements—The interim financial statements relating to February 28, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At August 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $10,015,108 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at August 31, 2025, $3,018,967 are short-term and $6,996,141 are long-term.
11

Eaton Vance
China Equity Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$24,163,821
Gross unrealized appreciation	$13,702,986
Gross unrealized depreciation	(266,960)
Net unrealized appreciation	$13,436,026
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.750%
$500 million but less than $1 billion	0.700%
$1 billion but less than $1.5 billion	0.675%
$1.5 billion but less than $2 billion	0.675%
$2 billion but less than $3 billion	0.660%
$3 billion and over	0.580%
For the six months ended February 28, 2026, the investment adviser fee amounted to $158,725 or 0.75% (annualized) of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Morgan Stanley Investment Management Company (MSIM Company), a wholly-owned subsidiary of Morgan Stanley. MSIM Company uses the portfolio management, research and other resources of its affiliate, Morgan Stanley Asia Limited (MSAL), in rendering investment advisory services to the Fund. MSAL has entered into a Memorandum of Understanding with MSIM Company pursuant to which MSAL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. BMR pays MSIM Company a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended February 28, 2026, the investment adviser fee paid was reduced by $1,288 relating to the Fund’s investment in the Liquidity Fund.
The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2026, the administration fee amounted to $31,745.
EVM and MSIM Company have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 1, 2027. Pursuant to this agreement, EVM and MSIM Company were allocated $139,116 in total of the Fund’s operating expenses for the six months ended February 28, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2026, EVM earned $16,304 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $136 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2026. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
12

Eaton Vance
China Equity Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2026 amounted to $47,204 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2026, the Fund paid or accrued to EVD $1,517 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2026 amounted to $506 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2026, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $10,138,435 and $12,816,355, respectively, for the six months ended February 28, 2026.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	32,088	$ 597,744	235,999	$3,838,803
Issued to shareholders electing to receive payments of distributions in Fund shares	28,639	521,794	41,293	574,801
Redemptions	(258,989)	(4,768,809)	(396,663)	(6,009,684)
Net decrease	(198,262)	$(3,649,271)	(119,371)	$(1,596,080)
13

Eaton Vance
China Equity Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class C
Sales	2,362	$ 41,390	6,058	$ 91,197
Issued to shareholders electing to receive payments of distributions in Fund shares	285	4,653	358	4,473
Redemptions	(2,468)	(40,725)	(15,867)	(212,310)
Net increase (decrease)	179	$ 5,318	(9,451)	$ (116,640)
Class I
Sales	26,991	$ 517,469	110,947	$1,842,088
Issued to shareholders electing to receive payments of distributions in Fund shares	3,811	70,650	6,334	89,688
Redemptions	(36,943)	(694,941)	(170,114)	(2,748,627)
Net decrease	(6,141)	$ (106,822)	(52,833)	$ (816,851)
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2026, there were no obligations outstanding under these financial instruments.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. During the six months ended February 28, 2026, the Fund entered into equity index futures contracts to manage cash flows.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended February 28, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$99,669(1)	$(107,203)(2)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) outstanding during the six months ended February 28, 2026, which is indicative of the volume of this derivative type, was approximately $843,000.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2026.
14

Eaton Vance
China Equity Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

10  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At February 28, 2026, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $2,818,378 and $2,987,102, respectively. Collateral received was comprised of cash of $228,350 and U.S. government and/or agencies securities of $2,758,752. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$228,350	$ —	$ —	$ —	$228,350
The carrying amount of the liability for collateral for securities loaned at February 28, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at February 28, 2026.
11  Affiliated Investments
At February 28, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $697,025, which represents 1.9% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended February 28, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,813,577	$6,675,752	$(7,792,304)	$ —	$ —	$697,025	$34,871	697,025
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
15

Eaton Vance
China Equity Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 7,587,392	$ —	$ 7,587,392
Consumer Discretionary	565,086	7,741,032	—	8,306,118
Consumer Staples	—	1,035,492	—	1,035,492
Energy	—	1,533,753	—	1,533,753
Financials	—	7,199,632	—	7,199,632
Health Care	—	1,126,828	—	1,126,828
Industrials	159,192	3,203,841	—	3,363,033
Information Technology	315,442	3,228,678	—	3,544,120
Materials	—	2,079,294	—	2,079,294
Real Estate	—	526,212	—	526,212
Utilities	—	372,598	—	372,598
Total Common Stocks	$1,039,720	$35,634,752*	$ —	$36,674,472
Short-Term Investments:
Affiliated Fund	$ 697,025	$ —	$ —	$ 697,025
Securities Lending Collateral	228,350	—	—	228,350
Total Investments	$1,965,095	$ 35,634,752	$ —	$37,599,847
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
13  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
The securities markets in the China region, which includes Hong Kong, are impacted by the economies of countries in the region, which differ from the U.S. economy in various ways, such as structure, general development, government involvement, wealth distribution, interest rates, rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the China region are affected by developments in the economies and governmental actions of their principal trading partners, such as the imposition of trading restrictions and tariffs. China’s governmental actions and the actions of other governments can also have a significant effect on the economic conditions in the China region or a particular issuer or industry, which could adversely affect the value and liquidity of investments. A government may restrict investment in companies or industries considered important to national interests, intervene in the financial markets, maintain strict currency controls, or impose repatriation restrictions. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the Fund.  Although larger and/or more established than many emerging markets, markets in the China region carry the high levels of risk associated with emerging markets.
16

EVCGX-NCSR    2.28.26

Eaton Vance
Worldwide Health Sciences Fund
Semi-Annual Financial Statements and
Additional Information
February 28, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information February 28, 2026
Eaton Vance
Worldwide Health Sciences Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 100.3%
Security	Shares	Value
Biotechnology — 20.0%
AbbVie, Inc.	246,272	$ 57,154,806
Apogee Therapeutics, Inc.(1)	33,655	2,355,850
argenx SE ADR(1)	17,543	13,454,078
Caris Life Sciences, Inc.(1)	135,807	2,735,153
Centessa Pharmaceuticals PLC ADR(1)	91,966	2,470,207
CSL Ltd.	134,162	14,044,960
Generate Biomedicines, Inc.(1)	312,500	3,953,125
Genmab AS(1)	16,690	4,913,977
Gilead Sciences, Inc.	188,375	28,058,456
Neurocrine Biosciences, Inc.(1)	51,654	6,831,242
NewAmsterdam Pharma Co. NV(1)	81,652	2,895,380
Vertex Pharmaceuticals, Inc.(1)	60,680	30,147,644
Xenon Pharmaceuticals, Inc.(1)	51,377	2,221,028
		$171,235,906
Health Care Distributors — 1.1%
Amplifon SpA	225,283	$ 3,494,205
McKesson Corp.	6,322	6,242,153
		$ 9,736,358
Health Care Equipment — 15.9%
Abbott Laboratories	236,553	$ 27,522,942
Boston Scientific Corp.(1)	294,341	22,620,106
Edwards Lifesciences Corp.(1)	146,286	12,649,350
Intuitive Surgical, Inc.(1)	48,480	24,410,165
Medtronic PLC	185,134	18,080,186
Straumann Holding AG	83,976	10,054,081
Stryker Corp.	54,948	21,290,152
		$136,626,982
Health Care Services — 0.7%
Option Care Health, Inc.(1)	178,995	$ 5,810,178
		$ 5,810,178
Health Care Supplies — 1.6%
Cooper Cos., Inc.(1)	128,221	$ 10,728,251
EssilorLuxottica SA	10,648	2,818,385
		$ 13,546,636
Health Care Technology — 0.6%
HeartFlow, Inc.(1)	218,978	$ 5,071,530
		$ 5,071,530
Security	Shares	Value
Life Sciences Tools & Services — 7.7%
Bio-Techne Corp.	100,598	$ 5,935,282
Danaher Corp.	37,052	7,804,633
Lonza Group AG	21,984	15,290,805
Mettler-Toledo International, Inc.(1)	8,731	11,932,571
Thermo Fisher Scientific, Inc.	47,190	24,591,181
		$ 65,554,472
Managed Health Care — 3.7%
UnitedHealth Group, Inc.	109,349	$ 32,068,781
		$ 32,068,781
Pharmaceuticals — 49.0%
AstraZeneca PLC	266,858	$ 56,155,662
Bristol-Myers Squibb Co.	563,654	35,155,100
Eli Lilly & Co.	92,406	97,210,188
Johnson & Johnson	216,808	53,861,611
Merck & Co., Inc.	307,185	38,035,647
Novartis AG	70,029	11,774,798
Novo Nordisk AS, Class B	283,516	10,723,575
Recordati Industria Chimica e Farmaceutica SpA	91,672	5,237,578
Roche Holding AG PC	105,518	50,216,165
Royalty Pharma PLC, Class A	215,358	9,951,693
Sanofi SA	254,833	24,923,000
Zoetis, Inc.	200,609	26,299,840
		$419,544,857
Total Common Stocks (identified cost $477,696,570)		$859,195,700

Short-Term Investments — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(2)	242,780	$ 242,780
Total Short-Term Investments (identified cost $242,780)		$ 242,780
Total Investments — 100.3% (identified cost $477,939,350)		$859,438,480
Other Assets, Less Liabilities — (0.3)%		$ (2,328,257)
Net Assets — 100.0%		$857,110,223

1
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of February 28, 2026.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	83.8%	$718,134,766
United Kingdom	6.6	56,155,662
Switzerland	3.0	25,344,886
Netherlands	1.9	16,349,458
Denmark	1.8	15,637,552
Australia	1.6	14,044,960
Italy	1.0	8,731,783
France	0.3	2,818,385
Canada	0.3	2,221,028
Total Investments	100.3%	$859,438,480
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
2
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2026
Statement of Assets and Liabilities (Unaudited)

February 28, 2026
Assets
Unaffiliated investments, at value (identified cost $477,696,570)	$859,195,700
Affiliated investments, at value (identified cost $242,780)	242,780
Dividends receivable	1,175,059
Dividends receivable from affiliated investments	2,805
Receivable for Fund shares sold	521,940
Tax reclaims receivable	2,763,017
Receivable from affiliates	96,348
Trustees' deferred compensation plan	84,076
Total assets	$864,081,725
Liabilities
Payable for investments purchased	$5,000,000
Payable for Fund shares redeemed	897,256
Payable to affiliates:
Investment adviser fee	416,721
Administration fee	97,684
Distribution and service fees	147,494
Sub-transfer agency fee	60,066
Trustees' deferred compensation plan	84,076
Accrued expenses	268,205
Total liabilities	$6,971,502
Net Assets	$857,110,223
Sources of Net Assets
Paid-in capital	$438,720,806
Distributable earnings	418,389,417
Net Assets	$857,110,223
Class A Shares
Net Assets	$603,300,831
Shares Outstanding	44,610,481
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.52
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$14.27
Class C Shares
Net Assets	$16,605,708
Shares Outstanding	1,227,813
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$13.52
Class I Shares
Net Assets	$184,771,953
Shares Outstanding	13,140,070
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.06
3
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2026
Statement of Assets and Liabilities (Unaudited) — continued

February 28, 2026
Class R Shares
Net Assets	$52,431,731
Shares Outstanding	3,521,962
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.89
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2026
Statement of Operations (Unaudited)

Six Months Ended
February 28, 2026
Investment Income
Dividend income	$5,298,895
Dividend income from affiliated investments	18,643
Total investment income	$5,317,538
Expenses
Investment adviser fee	$2,691,509
Administration fee	632,164
Distribution and service fees:
Class A	740,798
Class C	86,731
Class R	130,280
Trustees’ fees and expenses	24,130
Custodian fee	100,625
Transfer and dividend disbursing agent fees	397,633
Legal and accounting services	67,789
Printing and postage	22,764
Registration fees	33,299
ReFlow liquidity program fees	28,948
Miscellaneous	42,390
Total expenses	$4,999,060
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$227,612
Total expense reductions	$227,612
Net expenses	$4,771,448
Net investment income	$546,090
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$63,784,797(1)
Foreign currency transactions	(29,671)
Net realized gain	$63,755,126
Change in unrealized appreciation (depreciation):
Investments	$36,599,177
Foreign currency	87,029
Net change in unrealized appreciation (depreciation)	$36,686,206
Net realized and unrealized gain	$100,441,332
Net increase in net assets from operations	$100,987,422
(1)	Includes $13,293,230 of net realized gains from redemptions in-kind.
5
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2026
Statements of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$546,090	$3,050,060
Net realized gain	63,755,126(1)	55,603,714
Net change in unrealized appreciation (depreciation)	36,686,206	(209,976,236)
Net increase (decrease) in net assets from operations	$100,987,422	$(151,322,462)
Distributions to shareholders:
Class A	$(42,486,396)	$(30,208,128)
Class C	(1,128,430)	(963,793)
Class I	(12,841,644)	(9,938,999)
Class R	(3,283,324)	(2,264,964)
Total distributions to shareholders	$(59,739,794)	$(43,375,884)
Transactions in shares of beneficial interest:
Class A	$(9,166,857)	$(58,555,740)
Class C	(1,996,660)	(3,738,867)
Class I	(5,822,543)	(19,975,882)
Class R	(1,272,423)	(4,669,086)
Net decrease in net assets from Fund share transactions	$(18,258,483)	$(86,939,575)
Net increase (decrease) in net assets	$22,989,145	$(281,637,921)
Net Assets
At beginning of period	$834,121,078	$1,115,758,999
At end of period	$857,110,223	$834,121,078
(1)	Includes $13,293,230 of net realized gains from redemptions in-kind.
6
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2026
Financial Highlights

	Class A
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$12.90	$15.66	$13.15	$12.45	$15.26	$13.38
Income (Loss) From Operations
Net investment income(1)	$0.01	$0.04	$0.03	$0.04	$0.03	$0.04
Net realized and unrealized gain (loss)	1.59	(2.18)	2.81	1.22	(1.63)	2.80
Total income (loss) from operations	$1.60	$(2.14)	$2.84	$1.26	$(1.60)	$2.84
Less Distributions
From net investment income	$(0.07)	$(0.02)	$(0.02)	$(0.02)	$(0.04)	$(0.07)
From net realized gain	(0.91)	(0.60)	(0.31)	(0.54)	(1.17)	(0.89)
Total distributions	$(0.98)	$(0.62)	$(0.33)	$(0.56)	$(1.21)	$(0.96)
Net asset value — End of period	$13.52	$12.90	$15.66	$13.15	$12.45	$15.26
Total Return(2)	12.63%(3)	(13.86)%	22.17%	10.21%	(11.32)%	22.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$603,301	$583,943	$777,744	$708,283	$703,965	$853,051
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.21%(5)	1.20%	1.19%	1.17%	1.21%	1.17%
Net expenses	1.15%(5)(6)	1.17%(6)	1.16%(6)	1.13%(6)	1.20%(6)	1.16%
Net investment income	0.11%(5)	0.30%	0.21%	0.28%	0.22%	0.30%
Portfolio Turnover	16%(3)	30%	15%	21%	27%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2026 and the years ended August 31, 2025, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2026
Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$12.87	$15.70	$13.27	$12.63	$15.44	$13.50
Income (Loss) From Operations
Net investment loss(1)	$(0.04)	$(0.06)	$(0.07)	$(0.06)	$(0.08)	$(0.07)
Net realized and unrealized gain (loss)	1.58	(2.17)	2.81	1.24	(1.64)	2.84
Total income (loss) from operations	$1.54	$(2.23)	$2.74	$1.18	$(1.72)	$2.77
Less Distributions
From net realized gain	$(0.89)	$(0.60)	$(0.31)	$(0.54)	$(1.09)	$(0.83)
Total distributions	$(0.89)	$(0.60)	$(0.31)	$(0.54)	$(1.09)	$(0.83)
Net asset value — End of period	$13.52	$12.87	$15.70	$13.27	$12.63	$15.44
Total Return(2)	12.14%(3)	(14.44)%	21.20%	9.35%	(11.91)%	21.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,606	$17,713	$26,079	$29,164	$39,615	$56,172
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.96%(5)	1.95%	1.94%	1.92%	1.96%	1.92%
Net expenses	1.90%(5)(6)	1.92%(6)	1.91%(6)	1.88%(6)	1.95%(6)	1.91%
Net investment loss	(0.65)%(5)	(0.46)%	(0.54)%	(0.49)%	(0.54)%	(0.47)%
Portfolio Turnover	16%(3)	30%	15%	21%	27%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2026 and the years ended August 31, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2026
Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$13.40	$16.23	$13.62	$12.88	$15.74	$13.77
Income (Loss) From Operations
Net investment income(1)	$0.02	$0.08	$0.07	$0.07	$0.07	$0.08
Net realized and unrealized gain (loss)	1.65	(2.25)	2.90	1.27	(1.69)	2.88
Total income (loss) from operations	$1.67	$(2.17)	$2.97	$1.34	$(1.62)	$2.96
Less Distributions
From net investment income	$(0.10)	$(0.06)	$(0.05)	$(0.06)	$(0.07)	$(0.10)
From net realized gain	(0.91)	(0.60)	(0.31)	(0.54)	(1.17)	(0.89)
Total distributions	$(1.01)	$(0.66)	$(0.36)	$(0.60)	$(1.24)	$(0.99)
Net asset value — End of period	$14.06	$13.40	$16.23	$13.62	$12.88	$15.74
Total Return(2)	12.73%(3)	(13.58)%	22.46%	10.46%	(11.07)%	22.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$184,772	$181,656	$245,070	$203,614	$209,646	$221,892
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.96%(5)	0.95%	0.94%	0.92%	0.96%	0.92%
Net expenses	0.90%(5)(6)	0.92%(6)	0.91%(6)	0.88%(6)	0.95%(6)	0.91%
Net investment income	0.36%(5)	0.56%	0.46%	0.52%	0.47%	0.55%
Portfolio Turnover	16%(3)	30%	15%	21%	27%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2026 and the years ended August 31, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2026
Financial Highlights — continued

	Class R
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$14.09	$17.05	$14.31	$13.52	$16.45	$14.35
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.01)	$0.01	$(0.01)	$0.00(2)	$(0.00)(2)	$0.01
Net realized and unrealized gain (loss)	1.75	(2.37)	3.06	1.33	(1.76)	3.01
Total income (loss) from operations	$1.74	$(2.36)	$3.05	$1.33	$(1.76)	$3.02
Less Distributions
From net investment income	$(0.03)	$—	$—	$—	$—	$(0.03)
From net realized gain	(0.91)	(0.60)	(0.31)	(0.54)	(1.17)	(0.89)
Total distributions	$(0.94)	$(0.60)	$(0.31)	$(0.54)	$(1.17)	$(0.92)
Net asset value — End of period	$14.89	$14.09	$17.05	$14.31	$13.52	$16.45
Total Return(3)	12.54%(4)	(14.05)%	21.83%	9.86%	(11.46)%	22.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,432	$50,809	$66,865	$62,885	$59,042	$70,502
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.46%(6)	1.45%	1.44%	1.42%	1.46%	1.42%
Net expenses	1.40%(6)(7)	1.42%(7)	1.41%(7)	1.38%(7)	1.45%(7)	1.41%
Net investment income (loss)	(0.14)%(6)	0.05%	(0.04)%	0.03%	(0.02)%	0.05%
Portfolio Turnover	16%(4)	30%	15%	21%	27%	32%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2026 and the years ended August 31, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax
11

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of February 28, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to February 28, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
12

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$485,350,722
Gross unrealized appreciation	$382,923,961
Gross unrealized depreciation	(8,836,203)
Net unrealized appreciation	$374,087,758
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.675%
$500 million but less than $1 billion	0.590%
$1 billion but less than $1.5 billion	0.520%
$1.5 billion but less than $2 billion	0.490%
$2 billion but less than $2.5 billion	0.470%
$2.5 billion and over	0.450%
In addition, EVM’s fee is subject to an upward or downward performance adjustment of up to 0.15% (annually) of the average daily net assets of the Fund depending on whether, and to what extent, the investment performance of the Fund differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period. For the six months ended February 28, 2026, the investment adviser fee, including a downward performance adjustment of $5,757, amounted to $2,691,509 or 0.64% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended February 28, 2026, the investment adviser fee paid was reduced by $750 relating to the Fund’s investment in the Liquidity Fund.
The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2026, the administration fee amounted to $632,164.
EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, any performance-based adjustment to an asset-based investment advisory fee, borrowing costs, taxes or litigation expenses) exceed 1.15%, 1.90%, 0.90% and 1.40% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after January 1, 2027. Pursuant to this agreement, EVM and EVAIL waived and/or reimbursed $226,862 in total of the Fund’s operating expenses for the six months ended February 28, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2026, EVM earned $78,472 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,147 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2026. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
13

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2026 amounted to $740,798 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2026, the Fund paid or accrued to EVD $65,048 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended February 28, 2026, the Fund paid or accrued to EVD $65,140 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2026 amounted to $21,683 and $65,140 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2026, the Fund was informed that EVD received $237 and $145 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $133,972,541 and $186,906,851, respectively, for the six months ended February 28, 2026. In-kind sales for the six months ended February 28, 2026 aggregated $19,390,106.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	520,299	$ 6,880,663	995,825	$13,528,246
Issued to shareholders electing to receive payments of distributions in Fund shares	2,907,065	38,082,547	1,984,694	27,091,075
Redemptions	(4,067,827)	(54,130,067)	(7,402,605)	(99,175,061)
Net decrease	(640,463)	$(9,166,857)	(4,422,086)	$(58,555,740)
14

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class C
Sales	42,289	$ 555,063	158,128	$ 2,156,471
Issued to shareholders electing to receive payments of distributions in Fund shares	84,336	1,107,333	69,384	949,167
Redemptions	(275,501)	(3,659,056)	(511,770)	(6,844,505)
Net decrease	(148,876)	$(1,996,660)	(284,258)	$(3,738,867)
Class I
Sales	2,039,954	$28,153,920	1,988,838	$27,983,692
Issued to shareholders electing to receive payments of distributions in Fund shares	791,211	10,776,299	589,818	8,340,029
Redemptions	(3,249,285)	(44,752,762)	(4,118,614)	(56,299,603)
Net decrease	(418,120)	$(5,822,543)	(1,539,958)	$(19,975,882)
Class R
Sales	121,252	$ 1,763,989	264,956	$ 3,912,119
Issued to shareholders electing to receive payments of distributions in Fund shares	227,258	3,279,337	151,493	2,261,796
Redemptions	(431,432)	(6,315,749)	(732,602)	(10,843,001)
Net decrease	(82,922)	$(1,272,423)	(316,153)	$(4,669,086)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2026.
9  Affiliated Investments
At February 28, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $242,780, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended February 28, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$812,863	$56,397,807	$(56,967,890)	$ —	$ —	$242,780	$18,643	242,780
15

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Biotechnology	$152,276,969	$ 18,958,937	$ —	$171,235,906
Health Care Distributors	6,242,153	3,494,205	—	9,736,358
Health Care Equipment	126,572,901	10,054,081	—	136,626,982
Health Care Services	5,810,178	—	—	5,810,178
Health Care Supplies	10,728,251	2,818,385	—	13,546,636
Health Care Technology	5,071,530	—	—	5,071,530
Life Sciences Tools & Services	50,263,667	15,290,805	—	65,554,472
Managed Health Care	32,068,781	—	—	32,068,781
Pharmaceuticals	260,514,079	159,030,778	—	419,544,857
Total Common Stocks	$649,548,509	$ 209,647,191*	$ —	$859,195,700
Short-Term Investments	$ 242,780	$ —	$ —	$ 242,780
Total Investments	$649,791,289	$ 209,647,191	$ —	$859,438,480
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Concentration of Risk
As the Fund invests a significant portion of its assets in pharmaceutical, biotechnology, life sciences, and health care equipment and services companies, it may be affected by developments that adversely affect such companies. These developments include product obsolescence, the failure of a company to develop new products and the expiration of patent rights. The value of the Fund’s shares can also be impacted by regulatory activities that affect health sciences companies. The Fund has historically held approximately 60 stocks or less at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund.
16

ETHSX-NCSR    2.28.26

Eaton Vance
Equity Strategy Fund
Semi-Annual Financial Statements and
Additional Information
February 28, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information February 28, 2026
Eaton Vance
Equity Strategy Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Equity Strategy Fund
February 28, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 87.9%
Security	Shares	Value
Aerospace & Defense — 5.3%
Airbus SE	5,318	$ 1,154,819
BAE Systems PLC	71,071	2,029,471
Boeing Co.(1)	5,887	1,339,469
Electro Optic Systems Holdings Ltd.(1)(2)	209,994	1,342,256
General Dynamics Corp.	5,230	1,867,372
General Electric Co.	10,140	3,470,516
Howmet Aerospace, Inc.	6,541	1,717,209
L3Harris Technologies, Inc.	5,825	2,123,446
Leonardo SpA	18,658	1,257,009
Lockheed Martin Corp.	5,103	3,358,182
Northrop Grumman Corp.	4,000	2,897,520
Rheinmetall AG	916	1,812,007
RTX Corp.	18,227	3,693,155
Saab AB, Class B	16,311	1,190,980
Thales SA	4,539	1,377,664
		$ 30,631,075
Automobiles — 1.6%
Ford Motor Co.	84,267	$ 1,187,322
Tesla, Inc.(1)	16,964	6,828,180
Toyota Motor Corp.	59,629	1,444,712
		$ 9,460,214
Banks — 11.6%
Abu Dhabi Commercial Bank PJSC	272,979	$ 1,126,525
Abu Dhabi Islamic Bank PJSC	158,776	1,102,546
Banco Bilbao Vizcaya Argentaria SA	113,459	2,627,892
Banco Santander SA	276,700	3,489,771
Bank of America Corp.	43,714	2,178,269
BNP Paribas SA	46,942	5,270,725
BPER Banca SpA	78,507	1,105,687
Chiba Bank Ltd.	109,823	1,633,489
Citigroup, Inc.	14,443	1,591,474
Citizens Financial Group, Inc.	34,561	2,080,226
City Holding Co.	10,447	1,253,327
Commerce Bancshares, Inc.	30,974	1,579,364
Emirates NBD Bank PJSC	114,060	1,024,865
Fifth Third Bancorp	26,272	1,299,676
First Abu Dhabi Bank PJSC	222,241	1,186,752
Huntington Bancshares, Inc.	120,392	2,022,586
ING Groep NV	51,796	1,494,466
Japan Post Bank Co. Ltd.	97,113	1,901,186
JPMorgan Chase & Co.	16,196	4,863,659
KeyCorp	54,493	1,130,185
Security	Shares	Value
Banks (continued)
Kyushu Financial Group, Inc.	194,433	$ 1,661,547
M&T Bank Corp.	7,507	1,628,869
Mizuho Financial Group, Inc.	48,084	2,145,218
Regions Financial Corp.	70,504	1,962,126
Resona Holdings, Inc.	122,014	1,488,792
Societe Generale SA	33,152	2,872,972
Sumitomo Mitsui Financial Group, Inc.	65,558	2,473,869
Sumitomo Mitsui Trust Group, Inc.	60,164	2,097,851
Swedbank AB, Class A	29,814	1,145,247
Truist Financial Corp.	38,648	1,905,733
U.S. Bancorp	20,472	1,118,999
UniCredit SpA	33,303	2,835,662
Wells Fargo & Co.	22,353	1,820,652
Yokohama Financial Group, Inc.	153,701	1,659,531
		$ 66,779,738
Beverages — 0.7%
Coca-Cola Co.	27,029	$ 2,204,485
PepsiCo, Inc.	9,647	1,637,482
		$ 3,841,967
Biotechnology — 1.1%
AbbVie, Inc.	9,340	$ 2,167,627
Amgen, Inc.	3,349	1,299,948
Gilead Sciences, Inc.	11,811	1,759,248
Vertex Pharmaceuticals, Inc.(1)	2,366	1,175,500
		$ 6,402,323
Broadline Retail — 2.0%
Amazon.com, Inc.(1)	55,351	$ 11,623,710
		$ 11,623,710
Building Products — 1.0%
Carrier Global Corp.	20,494	$ 1,319,813
Johnson Controls International PLC	10,481	1,512,408
Kingspan Group PLC	12,386	1,226,260
Trane Technologies PLC	3,402	1,572,813
		$ 5,631,294
Capital Markets — 2.6%
Blackrock, Inc.	1,072	$ 1,139,782
Blackstone, Inc.	10,578	1,199,228
Brookfield Corp.	28,023	1,228,940
Charles Schwab Corp.	12,433	1,183,622
CME Group, Inc.	3,674	1,173,843
Deutsche Bank AG	39,501	1,400,435

1
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Goldman Sachs Group, Inc.	2,137	$ 1,836,901
Hamilton Lane, Inc., Class A	11,309	1,186,766
Invesco Ltd.	45,379	1,191,652
KKR & Co., Inc.	12,426	1,089,512
Partners Group Holding AG(2)	1,046	1,162,369
S&P Global, Inc.	2,810	1,241,683
		$ 15,034,733
Chemicals — 1.3%
Air Products and Chemicals, Inc.	4,754	$ 1,310,535
Corteva, Inc.	15,110	1,210,613
Dow, Inc.	37,945	1,166,050
International Flavors & Fragrances, Inc.	14,115	1,160,676
Linde PLC	2,947	1,497,312
PPG Industries, Inc.	9,113	1,123,360
		$ 7,468,546
Commercial Services & Supplies — 0.6%
Bilfinger SE	8,095	$ 1,133,385
SPIE SA	19,002	1,176,362
Waste Management, Inc.	4,969	1,196,734
		$ 3,506,481
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	10,740	$ 1,433,790
Cisco Systems, Inc.	17,488	1,389,597
Ondas, Inc.(1)(2)	113,817	1,147,275
		$ 3,970,662
Construction & Engineering — 0.7%
API Group Corp.(1)	26,131	$ 1,161,784
EMCOR Group, Inc.	1,427	1,034,033
Quanta Services, Inc.	2,689	1,514,122
		$ 3,709,939
Construction Materials — 0.7%
Buzzi SpA	19,867	$ 1,145,400
Heidelberg Materials AG	6,187	1,378,417
Holcim AG	14,883	1,368,212
		$ 3,892,029
Consumer Finance — 0.3%
Capital One Financial Corp.	9,135	$ 1,787,172
		$ 1,787,172
Security	Shares	Value
Consumer Staples Distribution & Retail — 1.1%
Aeon Co. Ltd.(2)	77,345	$ 1,101,115
Costco Wholesale Corp.	2,013	2,034,720
Walmart, Inc.	25,374	3,246,604
		$ 6,382,439
Containers & Packaging — 0.2%
Smurfit Westrock PLC	24,999	$ 1,175,203
		$ 1,175,203
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	40,048	$ 1,121,744
Comcast Corp., Class A	36,888	1,142,053
United Internet AG	37,001	1,220,087
Verizon Communications, Inc.	27,864	1,397,101
		$ 4,880,985
Electric Utilities — 2.3%
Constellation Energy Corp.	4,721	$ 1,557,364
Edison International	15,452	1,154,882
Enel SpA	224,865	2,703,990
Entergy Corp.	10,986	1,176,710
Exelon Corp.	30,264	1,497,160
Iberdrola SA	105,373	2,487,146
NextEra Energy, Inc.	14,979	1,404,581
SSE PLC	37,000	1,337,379
		$ 13,319,212
Electrical Equipment — 2.7%
ABB Ltd.	21,607	$ 2,012,394
Eaton Corp. PLC	4,911	1,846,143
Emerson Electric Co.	9,161	1,381,021
GE Vernova, Inc.	2,498	2,182,253
Nordex SE(1)	36,794	1,856,882
nVent Electric PLC	10,050	1,189,518
Rockwell Automation, Inc.	2,923	1,190,976
Siemens Energy AG	20,348	3,940,952
		$ 15,600,139
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	7,754	$ 1,132,549
Corning, Inc.	11,500	1,729,370
Teledyne Technologies, Inc.(1)	1,714	1,167,406
		$ 4,029,325
Energy Equipment & Services — 0.4%
Halliburton Co.	32,521	$ 1,170,756

2
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Energy Equipment & Services (continued)
SLB Ltd.	22,406	$ 1,150,324
		$ 2,321,080
Entertainment — 0.6%
Netflix, Inc.(1)	25,154	$ 2,420,821
Walt Disney Co.	11,172	1,184,679
		$ 3,605,500
Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B(1)	7,021	$ 3,545,254
Mastercard, Inc., Class A	4,524	2,339,858
ORIX Corp.	43,264	1,518,527
Visa, Inc., Class A	9,162	2,933,123
		$ 10,336,762
Food Products — 0.4%
Danone SA	24,998	$ 2,149,802
		$ 2,149,802
Ground Transportation — 0.7%
CSX Corp.	27,524	$ 1,174,999
Uber Technologies, Inc.(1)	18,785	1,416,765
Union Pacific Corp.	4,349	1,152,398
		$ 3,744,162
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	12,213	$ 1,420,983
Boston Scientific Corp.(1)	24,952	1,917,561
EssilorLuxottica SA	6,184	1,636,824
Intuitive Surgical, Inc.(1)	2,349	1,182,745
Stryker Corp.	2,992	1,159,280
		$ 7,317,393
Health Care Providers & Services — 2.6%
Cardinal Health, Inc.	5,093	$ 1,167,468
Cencora, Inc.	4,759	1,771,014
Centene Corp.(1)	26,474	1,188,153
Cigna Group	6,207	1,798,913
CVS Health Corp.	20,297	1,621,730
Elevance Health, Inc.	5,406	1,729,920
Humana, Inc.	6,289	1,198,306
McKesson Corp.	1,724	1,702,226
UnitedHealth Group, Inc.	10,246	3,004,845
		$ 15,182,575
Security	Shares	Value
Health Care REITs — 0.2%
Welltower, Inc.	5,502	$ 1,139,574
		$ 1,139,574
Hotels, Restaurants & Leisure — 0.4%
Booking Holdings, Inc.	315	$ 1,335,395
Hilton Worldwide Holdings, Inc.	3,705	1,155,145
		$ 2,490,540
Household Durables — 1.8%
DR Horton, Inc.	17,284	$ 2,772,181
Lennar Corp., Class A	18,240	2,085,926
NVR, Inc.(1)	217	1,631,360
PulteGroup, Inc.	14,956	2,051,963
Toll Brothers, Inc.	9,881	1,553,689
		$ 10,095,119
Household Products — 0.3%
Procter & Gamble Co.	11,591	$ 1,938,015
		$ 1,938,015
Industrial Conglomerates — 1.0%
Hitachi Ltd.	42,536	$ 1,392,513
Honeywell International, Inc.	7,177	1,748,245
Siemens AG	5,429	1,569,762
Smiths Group PLC	31,576	1,167,377
		$ 5,877,897
Industrial REITs — 0.2%
Prologis, Inc.	9,048	$ 1,289,973
		$ 1,289,973
Insurance — 1.3%
Allianz SE	2,920	$ 1,311,305
American International Group, Inc.	14,936	1,202,199
Hartford Insurance Group, Inc.	8,941	1,259,161
Markel Group, Inc.(1)	956	1,981,281
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,998	1,956,564
		$ 7,710,510
Interactive Media & Services — 4.6%
Alphabet, Inc., Class A	36,424	$ 11,355,546
Alphabet, Inc., Class C	19,798	6,165,691
Meta Platforms, Inc., Class A	13,992	9,069,335
		$ 26,590,572

3
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 0.4%
Accenture PLC, Class A	5,603	$ 1,169,458
International Business Machines Corp.	5,602	1,345,657
		$ 2,515,115
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	2,218	$ 1,155,822
		$ 1,155,822
Machinery — 3.5%
Alstom SA(1)	40,450	$ 1,345,645
Atlas Copco AB, Class A	92,602	1,992,262
Caterpillar, Inc.	4,667	3,466,788
Cummins, Inc.	2,291	1,337,646
Deere & Co.	1,776	1,118,365
Illinois Tool Works, Inc.	3,901	1,133,748
Ingersoll Rand, Inc.	12,141	1,142,954
KION Group AG	15,232	1,033,776
Knorr-Bremse AG	8,687	1,137,009
Otis Worldwide Corp.	12,598	1,166,071
PACCAR, Inc.	13,917	1,754,794
Parker-Hannifin Corp.	1,553	1,567,257
Volvo AB, Class B	52,313	2,035,415
		$ 20,231,730
Media — 0.4%
Fox Corp., Class B	22,658	$ 1,172,098
News Corp., Class B(2)	44,430	1,189,836
		$ 2,361,934
Metals & Mining — 1.2%
Freeport-McMoRan, Inc.	17,715	$ 1,206,037
JFE Holdings, Inc.(2)	109,179	1,536,923
Newmont Corp.	9,263	1,204,190
SSAB AB, Class B	151,033	1,333,573
thyssenkrupp AG	111,043	1,370,189
		$ 6,650,912
Multi-Utilities — 1.2%
E.ON SE	148,695	$ 3,458,764
National Grid PLC	102,939	1,925,643
Sempra	17,134	1,649,490
		$ 7,033,897
Oil, Gas & Consumable Fuels — 1.6%
Antero Midstream Corp.	67,231	$ 1,511,353
Chevron Corp.	7,176	1,340,190
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	10,403	$ 1,180,324
Devon Energy Corp.	26,191	1,140,094
Exxon Mobil Corp.	18,690	2,850,225
Targa Resources Corp.	5,037	1,187,725
		$ 9,209,911
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	19,199	$ 1,261,374
		$ 1,261,374
Pharmaceuticals — 2.3%
AstraZeneca PLC	6,961	$ 1,464,823
Eli Lilly & Co.	4,422	4,651,900
Johnson & Johnson	9,540	2,370,022
Merck & Co., Inc.	13,654	1,690,638
Novartis AG	16,906	2,842,604
		$ 13,019,987
Professional Services — 0.6%
Automatic Data Processing, Inc.	5,533	$ 1,186,054
Paycom Software, Inc.(2)	9,944	1,251,253
Science Applications International Corp.	13,230	1,220,600
		$ 3,657,907
Real Estate Management & Development — 0.5%
Aldar Properties PJSC	376,137	$ 1,106,007
Emaar Properties PJSC	382,187	1,686,749
		$ 2,792,756
Semiconductors & Semiconductor Equipment — 8.4%
Advanced Micro Devices, Inc.(1)	8,106	$ 1,622,902
Analog Devices, Inc.	3,243	1,153,827
Applied Materials, Inc.	3,112	1,158,598
ASML Holding NV	1,937	2,817,189
Broadcom, Inc.	27,333	8,734,260
Intel Corp.(1)	32,195	1,468,414
KLA Corp.	782	1,192,198
Lam Research Corp.	5,858	1,370,128
Micron Technology, Inc.	6,682	2,755,457
NVIDIA Corp.	133,949	23,734,423
Qualcomm, Inc.	8,223	1,170,626
Texas Instruments, Inc.	5,539	1,174,877
		$ 48,352,899
Software — 4.8%
AppLovin Corp., Class A(1)	3,052	$ 1,326,918

4
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Crowdstrike Holdings, Inc., Class A(1)	3,329	$ 1,238,321
Intuit, Inc.	3,268	1,336,710
Microsoft Corp.	42,406	16,654,533
Palantir Technologies, Inc., Class A(1)	21,763	2,985,666
Salesforce, Inc.	7,440	1,449,238
ServiceNow, Inc.(1)	11,502	1,242,331
Synopsys, Inc.(1)	2,743	1,135,602
		$ 27,369,319
Specialized REITs — 0.5%
American Tower Corp.	7,021	$ 1,347,049
Crown Castle, Inc.	14,648	1,311,582
		$ 2,658,631
Specialty Retail — 0.9%
Home Depot, Inc.	6,998	$ 2,664,278
Industria de Diseno Textil SA	20,660	1,379,621
Lowe's Cos., Inc.	5,182	1,371,002
		$ 5,414,901
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	81,485	$ 21,526,707
Western Digital Corp.	8,957	2,505,273
		$ 24,031,980
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	18,241	$ 1,134,225
		$ 1,134,225
Tobacco — 0.3%
Philip Morris International, Inc.	8,089	$ 1,511,268
		$ 1,511,268
Trading Companies & Distributors — 0.8%
Fastenal Co.	25,439	$ 1,171,212
Toyota Tsusho Corp.(2)	28,091	1,255,685
United Rentals, Inc.	1,436	1,206,240
WW Grainger, Inc.	1,024	1,172,203
		$ 4,805,340
Total Common Stocks (identified cost $307,079,832)		$506,086,568

Exchange-Traded Funds — 9.3%
Security	Shares	Value
Equity Funds — 9.3%
iShares Core MSCI Emerging Markets ETF	393,393	$ 30,196,846
iShares MSCI Brazil ETF(2)	279,687	10,832,277
iShares MSCI India ETF	49,778	2,601,896
iShares MSCI South Korea ETF(2)	20,578	3,114,892
iShares MSCI Taiwan ETF(2)	93,813	7,098,830
Total Exchange-Traded Funds (identified cost $42,793,215)		$ 53,844,741

Short-Term Investments — 6.1%
Affiliated Fund — 2.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(3)	14,647,867	$ 14,647,867
Total Affiliated Fund (identified cost $14,647,867)		$ 14,647,867

Securities Lending Collateral — 3.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%(4)	20,213,172	$ 20,213,172
Total Securities Lending Collateral (identified cost $20,213,172)		$ 20,213,172
Total Short-Term Investments (identified cost $34,861,039)		$ 34,861,039
Total Investments — 103.3% (identified cost $384,734,086)		$594,792,348
Other Assets, Less Liabilities — (3.3)%		$(18,859,438)
Net Assets — 100.0%		$575,932,910
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at February 28, 2026. The aggregate market value of securities on loan at February 28, 2026 was $25,440,243.
(3)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of February 28, 2026.

5
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

(4)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	73.6%	$424,046,036
Germany	4.3	24,579,534
Japan	4.0	23,310,958
France	3.0	16,984,813
Spain	1.7	9,984,430
United Kingdom	1.4	7,924,693
Italy	1.4	7,902,348
Sweden	1.3	7,697,477
United Arab Emirates	1.3	7,233,444
Netherlands	0.7	4,311,655
Switzerland	0.6	3,174,763
Australia	0.2	1,342,256
Canada	0.2	1,228,940
Ireland	0.2	1,226,260
Exchange-Traded Funds	9.4	53,844,741
Total Investments	103.3%	$594,792,348
Abbreviations:
REITs	– Real Estate Investment Trusts
6
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
February 28, 2026
Statement of Assets and Liabilities (Unaudited)

February 28, 2026
Assets
Unaffiliated investments, at value (identified cost $370,086,219) — including $25,440,243 of securities on loan	$580,144,481
Affiliated investments, at value (identified cost $14,647,867)	14,647,867
Foreign currency, at value (identified cost $842,884)	844,770
Dividends receivable	378,541
Dividends receivable from affiliated investments	37,613
Receivable for Fund shares sold	73,186
Securities lending income receivable	4,947
Tax reclaims receivable	953,324
Receivable from affiliates	16,611
Trustees' deferred compensation plan	93,384
Total assets	$597,194,724
Liabilities
Collateral for securities loaned	$20,213,172
Payable for Fund shares redeemed	400,662
Payable to affiliates:
Investment adviser and administration fee	328,559
Distribution and service fees	42,280
Sub-transfer agency fee	4,959
Trustees' deferred compensation plan	93,384
Accrued expenses	178,798
Total liabilities	$21,261,814
Net Assets	$575,932,910
Sources of Net Assets
Paid-in capital	$341,753,700
Distributable earnings	234,179,210
Net Assets	$575,932,910
Class A Shares
Net Assets	$163,832,606
Shares Outstanding	8,660,697
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.92
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$19.97
Class C Shares
Net Assets	$13,612,023
Shares Outstanding	739,714
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$18.40
Class I Shares
Net Assets	$398,488,281
Shares Outstanding	21,045,976
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.93
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
February 28, 2026
Statement of Operations (Unaudited)

Six Months Ended
February 28, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $91,005)	$3,450,552
Dividend income from affiliated investments	203,762
Interest income	618
Securities lending income, net	16,715
Total investment income	$3,671,647
Expenses
Investment adviser and administration fee	$1,826,194
Distribution and service fees:
Class A	204,230
Class C	76,382
Trustees’ fees and expenses	12,898
Custodian fee	86,667
Transfer and dividend disbursing agent fees	108,332
Legal and accounting services	73,011
Printing and postage	18,026
Registration fees	22,825
Miscellaneous	30,132
Total expenses	$2,458,697
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$110,335
Total expense reductions	$110,335
Net expenses	$2,348,362
Net investment income	$1,323,285
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$30,141,652
Foreign currency transactions	(10,866)
Capital gain distributions received	180,289
Net realized gain	$30,311,075
Change in unrealized appreciation (depreciation):
Investments	$24,358,490
Foreign currency	28,832
Net change in unrealized appreciation (depreciation)	$24,387,322
Net realized and unrealized gain	$54,698,397
Net increase in net assets from operations	$56,021,682
8
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
February 28, 2026
Statements of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,323,285	$6,177,954
Net realized gain	30,311,075	93,682,568
Net change in unrealized appreciation (depreciation)	24,387,322	(39,301,890)
Net increase in net assets from operations	$56,021,682	$60,558,632
Distributions to shareholders:
Class A	$(25,099,710)	$(6,442,090)
Class C	(2,246,409)	(645,569)
Class I	(45,333,238)	(19,876,791)
Total distributions to shareholders	$(72,679,357)	$(26,964,450)
Transactions in shares of beneficial interest:
Class A	$4,924,642	$(24,560,736)
Class C	(1,919,614)	(6,447,767)
Class I	119,888,909	(254,547,920)
Net increase (decrease) in net assets from Fund share transactions	$122,893,937	$(285,556,423)
Net increase (decrease) in net assets	$106,236,262	$(251,962,241)
Net Assets
At beginning of period	$469,696,648	$721,658,889
At end of period	$575,932,910	$469,696,648
9
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
February 28, 2026
Financial Highlights

	Class A
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$19.87	$18.84	$17.09	$16.35	$21.35	$17.83
Income (Loss) From Operations
Net investment income(1)	$0.04	$0.14	$0.15	$0.19	$0.18	$0.12
Net realized and unrealized gain (loss)	2.25	1.59	3.00	1.43	(2.70)	3.86
Total income (loss) from operations	$2.29	$1.73	$3.15	$1.62	$(2.52)	$3.98
Less Distributions
From net investment income	$(0.17)	$(0.11)	$(0.19)	$(0.09)	$(0.37)	$(0.09)
From net realized gain	(3.07)	(0.59)	(1.21)	(0.79)	(2.11)	(0.37)
Total distributions	$(3.24)	$(0.70)	$(1.40)	$(0.88)	$(2.48)	$(0.46)
Net asset value — End of period	$18.92	$19.87	$18.84	$17.09	$16.35	$21.35
Total Return(2)	12.12%(3)	9.53%	19.67%	10.44%	(13.48)%	22.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$163,833	$165,159	$180,756	$170,105	$167,077	$198,721
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.14%(5)	1.20%	1.19%	1.20%	1.18%	1.21%
Net expenses	1.10%(5)(6)	1.20%(6)	1.19%(6)	1.20%(6)	1.18%(6)	1.21%
Net investment income	0.42%(5)	0.75%	0.86%	1.13%	0.94%	0.63%
Portfolio Turnover	109%(3)	56%	35%	35%	33%	31%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2026 and the years ended August 31, 2025 and 2024 and less than 0.01% of average daily net assets for the years ended August 31, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
February 28, 2026
Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$19.32	$18.35	$16.65	$15.98	$20.90	$17.50
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.03)	$0.00(2)	$0.02	$0.07	$0.03	$(0.03)
Net realized and unrealized gain (loss)	2.18	1.55	2.93	1.39	(2.65)	3.80
Total income (loss) from operations	$2.15	$1.55	$2.95	$1.46	$(2.62)	$3.77
Less Distributions
From net investment income	$—	$—	$(0.04)	$—	$(0.19)	$—
From net realized gain	(3.07)	(0.58)	(1.21)	(0.79)	(2.11)	(0.37)
Total distributions	$(3.07)	$(0.58)	$(1.25)	$(0.79)	$(2.30)	$(0.37)
Net asset value — End of period	$18.40	$19.32	$18.35	$16.65	$15.98	$20.90
Total Return(3)	11.67%(4)	8.71%	18.82%	9.59%	(14.18)%	21.88%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,612	$16,067	$21,704	$24,526	$32,995	$54,977
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.89%(6)	1.95%	1.94%	1.95%	1.93%	1.96%
Net expenses	1.85%(6)(7)	1.95%(7)	1.94%(7)	1.95%(7)	1.93%(7)	1.96%
Net investment income (loss)	(0.32)%(6)	0.00%(8)	0.12%	0.42%	0.17%	(0.15)%
Portfolio Turnover	109%(4)	56%	35%	35%	33%	31%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2026 and the years ended August 31, 2025 and 2024 and less than 0.01% of average daily net assets for the years ended August 31, 2023 and 2022).
(8)	Amount is less than 0.005%.
11
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
February 28, 2026
Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$19.91	$18.88	$17.12	$16.39	$21.40	$17.85
Income (Loss) From Operations
Net investment income(1)	$0.06	$0.19	$0.19	$0.22	$0.22	$0.17
Net realized and unrealized gain (loss)	2.25	1.59	3.01	1.44	(2.70)	3.87
Total income (loss) from operations	$2.31	$1.78	$3.20	$1.66	$(2.48)	$4.04
Less Distributions
From net investment income	$(0.22)	$(0.16)	$(0.23)	$(0.14)	$(0.42)	$(0.12)
From net realized gain	(3.07)	(0.59)	(1.21)	(0.79)	(2.11)	(0.37)
Total distributions	$(3.29)	$(0.75)	$(1.44)	$(0.93)	$(2.53)	$(0.49)
Net asset value — End of period	$18.93	$19.91	$18.88	$17.12	$16.39	$21.40
Total Return(2)	12.22%(3)	9.79%	19.99%	10.68%	(13.27)%	23.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$398,488	$288,471	$519,198	$531,680	$557,452	$667,963
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.89%(5)	0.95%	0.94%	0.95%	0.93%	0.96%
Net expenses	0.85%(5)(6)	0.95%(6)	0.94%(6)	0.95%(6)	0.93%(6)	0.96%
Net investment income	0.65%(5)	1.01%	1.11%	1.36%	1.19%	0.87%
Portfolio Turnover	109%(3)	56%	35%	35%	33%	31%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2026 and the years ended August 31, 2025 and 2024 and less than 0.01% of average daily net assets for the years ended August 31, 2023 and 2022).
12
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
February 28, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Equity Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax
13

Eaton Vance
Equity Strategy Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders. Interest income is recorded on the basis of interest accrued.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of February 28, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses do not include the Fund’s pro rata share of the indirect expenses borne by the Fund from its investments in exchange-traded funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to February 28, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
14

Eaton Vance
Equity Strategy Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$385,871,066
Gross unrealized appreciation	$211,023,672
Gross unrealized depreciation	(2,102,390)
Net unrealized appreciation	$208,921,282
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.750%
$500 million but less than $1 billion	0.700%
$1 billion but less than $2.5 billion	0.675%
$2.5 billion but less than $5 billion	0.650%
$5 billion and over	0.630%
For the six months ended February 28, 2026, the investment adviser and administration fee amounted to $1,826,194 or 0.75% (annualized) of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended February 28, 2026, the investment adviser and administration fee paid was reduced by $7,832 relating to the Fund’s investment in the Liquidity Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.10%, 1.85% and 0.85% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 1, 2027. Pursuant to this agreement, EVM waived and/or reimbursed $102,503 of the Fund’s operating expenses for the six months ended February 28, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2026, EVM earned $6,549 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $742 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended February 28, 2026 in the amount of less than $100. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
15

Eaton Vance
Equity Strategy Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2026 amounted to $204,230 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2026, the Fund paid or accrued to EVD $57,287 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2026 amounted to $19,095 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2026, the Fund was informed that EVD received $998 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $570,700,234 and $525,125,658, respectively, for the six months ended February 28, 2026.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	639,393	$ 12,101,783	857,396	$ 15,900,497
Issued to shareholders electing to receive payments of distributions in Fund shares	816,931	14,917,160	191,912	3,483,194
Redemptions	(1,107,535)	(22,094,301)	(2,333,925)	(43,944,427)
Net increase (decrease)	348,789	$ 4,924,642	(1,284,617)	$(24,560,736)
Class C
Sales	49,558	$ 925,819	88,070	$ 1,572,425
Issued to shareholders electing to receive payments of distributions in Fund shares	102,379	1,821,328	27,303	484,365
Redemptions	(243,769)	(4,666,761)	(466,751)	(8,504,557)
Net decrease	(91,832)	$ (1,919,614)	(351,378)	$ (6,447,767)
16

Eaton Vance
Equity Strategy Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	8,857,100	$167,665,699	2,441,939	$ 45,314,349
Issued to shareholders electing to receive payments of distributions in Fund shares	1,635,466	29,879,953	467,878	8,496,662
Redemptions	(3,934,481)	(77,656,743)	(15,925,473)	(308,358,931)
Net increase (decrease)	6,558,085	$119,888,909	(13,015,656)	$(254,547,920)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2026.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At February 28, 2026, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $25,440,243 and $26,403,886, respectively. Collateral received was comprised of cash of $20,213,172 and U.S. government and/or agencies securities of $6,190,714. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$2,508,308	$ —	$ —	$ —	$2,508,308
Exchange-Traded Funds	17,704,864	—	—	—	17,704,864
Total	$20,213,172	$ —	$ —	$ —	$20,213,172
17

Eaton Vance
Equity Strategy Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

The carrying amount of the liability for collateral for securities loaned at February 28, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at February 28, 2026.
10  Affiliated Investments
At February 28, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $14,647,867, which represents 2.6% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended February 28, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$10,425,633	$217,027,963	$(212,805,729)	$ —	$ —	$14,647,867	$203,762	14,647,867
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 36,218,904	$ 1,220,087	$ —	$ 37,438,991
Consumer Discretionary	37,394,376	2,824,333	—	40,218,709
Consumer Staples	12,572,574	3,250,917	—	15,823,491
Energy	11,530,991	—	—	11,530,991
Financials	53,955,122	47,693,793	—	101,648,915
Health Care	37,133,849	5,944,251	—	43,078,100
Industrials	64,217,453	34,439,885	—	98,657,338
Information Technology	107,452,111	2,817,189	—	110,269,300
Materials	11,053,976	8,132,714	—	19,186,690
Real Estate	5,088,178	2,792,756	—	7,880,934
Utilities	8,440,187	11,912,922	—	20,353,109
Total Common Stocks	$385,057,721	$121,028,847*	$ —	$506,086,568
Exchange-Traded Funds	$ 53,844,741	$ —	$ —	$ 53,844,741
Short-Term Investments:
Affiliated Fund	14,647,867	—	—	14,647,867
18

Eaton Vance
Equity Strategy Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$ 20,213,172	$ —	$ —	$ 20,213,172
Total Investments	$473,763,501	$ 121,028,847	$ —	$594,792,348
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
19

This Page Intentionally Left Blank

ERBAX-NCSR    2.28.26

Eaton Vance
All Asset Strategy Fund
Semi-Annual Financial Statements and
Additional Information
February 28, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information February 28, 2026
Eaton Vance
All Asset Strategy Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
All Asset Strategy Fund
February 28, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 55.7%
Security	Shares	Value
Aerospace & Defense — 3.3%
Airbus SE	1,588	$ 344,839
BAE Systems PLC	12,567	358,858
Boeing Co.(1)	1,670	379,975
Elbit Systems Ltd.	398	307,392
General Dynamics Corp.	1,747	623,766
General Electric Co.	1,855	634,892
Hensoldt AG	3,099	271,859
Howmet Aerospace, Inc.	2,344	615,370
L3Harris Technologies, Inc.	1,251	456,040
Leonardo SpA	5,595	376,941
Lockheed Martin Corp.	1,301	856,162
Northrop Grumman Corp.	1,021	739,592
Rheinmetall AG	213	421,351
RTX Corp.	4,786	969,739
Saab AB, Class B	5,441	397,286
		$ 7,754,062
Automobiles — 1.1%
Ford Motor Co.	25,421	$ 358,182
Tesla, Inc.(1)	4,611	1,855,974
Toyota Motor Corp.	15,995	387,532
		$ 2,601,688
Banks — 7.5%
Abu Dhabi Commercial Bank PJSC	86,895	$ 358,597
Abu Dhabi Islamic Bank PJSC	44,074	306,051
Banco Bilbao Vizcaya Argentaria SA	30,397	704,043
Banco Santander SA	74,935	945,085
Bank of America Corp.	9,394	468,103
BNP Paribas SA	13,945	1,565,768
Chiba Bank Ltd.	22,981	341,815
Citigroup, Inc.	3,232	356,134
Citizens Financial Group, Inc.	13,531	814,431
Emirates NBD Bank PJSC	40,150	360,760
Erste Group Bank AG	2,338	277,507
Fifth Third Bancorp	7,164	354,403
First Abu Dhabi Bank PJSC	131,627	702,879
First Financial Bankshares, Inc.	9,206	284,742
Huntington Bancshares, Inc.	44,894	754,219
ING Groep NV	13,473	388,736
Intesa Sanpaolo SpA	42,758	293,386
Japan Post Bank Co. Ltd.	15,389	301,271
JPMorgan Chase & Co.	3,759	1,128,828
KeyCorp	14,837	307,719
Security	Shares	Value
Banks (continued)
Lakeland Financial Corp.	5,037	$ 292,599
M&T Bank Corp.	3,169	687,610
Mizuho Financial Group, Inc.	8,086	360,749
Regions Financial Corp.	25,276	703,431
Resona Holdings, Inc.	23,088	281,715
Societe Generale SA	8,898	771,106
Sumitomo Mitsui Financial Group, Inc.	10,997	414,978
Sumitomo Mitsui Trust Group, Inc.	8,338	290,737
Swedbank AB, Class A(2)	9,740	374,143
Truist Financial Corp.	15,803	779,246
U.S. Bancorp	6,295	344,085
UniCredit SpA	6,065	516,419
Wells Fargo & Co.	6,037	491,714
Yokohama Financial Group, Inc.	31,006	334,776
		$ 17,657,785
Beverages — 0.6%
Coca-Cola Co.	9,563	$ 779,958
Keurig Dr. Pepper, Inc.	9,911	300,105
PepsiCo, Inc.	1,769	300,270
		$ 1,380,333
Biotechnology — 0.7%
AbbVie, Inc.	2,488	$ 577,415
Amgen, Inc.	906	351,673
Gilead Sciences, Inc.	2,869	427,338
Vertex Pharmaceuticals, Inc.(1)	610	303,066
		$ 1,659,492
Broadline Retail — 1.2%
Amazon.com, Inc.(1)	13,635	$ 2,863,350
		$ 2,863,350
Building Products — 0.8%
Carrier Global Corp.	5,022	$ 323,417
Daikin Industries Ltd.	2,318	294,514
Johnson Controls International PLC	3,481	502,308
Kingspan Group PLC	2,992	296,219
Trane Technologies PLC	769	355,524
		$ 1,771,982
Capital Markets — 1.1%
Ares Management Corp., Class A	2,565	$ 287,306
Blackstone, Inc.	2,595	294,195
CME Group, Inc.	1,038	331,641
Goldman Sachs Group, Inc.	527	452,993

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Hamilton Lane, Inc., Class A	2,932	$ 307,684
KKR & Co., Inc.	3,181	278,910
Partners Group Holding AG(2)	318	353,378
Tradeweb Markets, Inc., Class A	2,497	307,768
		$ 2,613,875
Chemicals — 0.8%
Air Products and Chemicals, Inc.	1,059	$ 291,934
Corteva, Inc.	4,031	322,964
Dow, Inc.	11,515	353,856
International Flavors & Fragrances, Inc.	3,815	313,707
Linde PLC	632	321,107
PPG Industries, Inc.	2,734	337,020
		$ 1,940,588
Commercial Services & Supplies — 0.1%
Waste Management, Inc.	1,279	$ 308,034
		$ 308,034
Communications Equipment — 0.3%
Arista Networks, Inc.(1)	3,301	$ 440,684
Cisco Systems, Inc.	4,046	321,495
		$ 762,179
Construction & Engineering — 0.3%
API Group Corp.(1)	6,757	$ 300,416
Quanta Services, Inc.	634	356,993
		$ 657,409
Construction Materials — 0.5%
Buzzi SpA	5,114	$ 294,840
Heidelberg Materials AG	1,231	274,257
Holcim AG	3,116	286,458
Martin Marietta Materials, Inc.	432	292,278
		$ 1,147,833
Consumer Finance — 0.3%
American Express Co.	926	$ 286,041
Capital One Financial Corp.	1,535	300,308
		$ 586,349
Consumer Staples Distribution & Retail — 0.6%
Costco Wholesale Corp.	538	$ 543,805
Walmart, Inc.	7,168	917,146
		$ 1,460,951
Security	Shares	Value
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	11,574	$ 324,188
Comcast Corp., Class A	10,069	311,736
Emirates Telecommunications Group Co. PJSC	87,317	482,278
		$ 1,118,202
Electric Utilities — 1.3%
Constellation Energy Corp.	1,089	$ 359,239
Enel SpA	76,082	914,882
Entergy Corp.	3,434	367,816
Exelon Corp.	6,168	305,131
Iberdrola SA	19,569	461,892
NextEra Energy, Inc.	3,435	322,100
SSE PLC	8,928	322,706
		$ 3,053,766
Electrical Equipment — 1.6%
ABB Ltd.	3,829	$ 356,619
Eaton Corp. PLC	1,113	418,399
Emerson Electric Co.	2,454	369,940
GE Vernova, Inc.	644	562,598
Hubbell, Inc.	593	303,397
Nordex SE(1)	7,444	375,676
nVent Electric PLC	2,937	347,623
Siemens Energy AG	5,696	1,103,188
		$ 3,837,440
Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	3,950	$ 594,001
Teledyne Technologies, Inc.(1)	581	395,719
		$ 989,720
Energy Equipment & Services — 0.2%
SLB Ltd.	8,571	$ 440,035
		$ 440,035
Entertainment — 0.4%
Netflix, Inc.(1)	5,306	$ 510,649
Warner Bros Discovery, Inc.(1)	10,399	292,940
		$ 803,589
Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(1)	2,201	$ 1,111,395
Corebridge Financial, Inc.	10,879	281,114
Enact Holdings, Inc.	7,187	300,704
Equitable Holdings, Inc.	7,365	296,220
Fiserv, Inc.(1)	5,033	313,506

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services (continued)
Mastercard, Inc., Class A	1,054	$ 545,139
ORIX Corp.	12,031	422,277
Visa, Inc., Class A	1,913	612,428
		$ 3,882,783
Food Products — 0.1%
Yakult Honsha Co. Ltd.(2)	17,703	$ 296,670
		$ 296,670
Ground Transportation — 0.3%
Uber Technologies, Inc.(1)	4,185	$ 315,633
Union Pacific Corp.	1,175	311,351
		$ 626,984
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	3,423	$ 398,266
Boston Scientific Corp.(1)	6,493	498,987
EssilorLuxottica SA	1,741	460,820
Intuitive Surgical, Inc.(1)	604	304,120
Stryker Corp.	770	298,344
		$ 1,960,537
Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	1,512	$ 346,596
Cencora, Inc.	1,630	606,588
Centene Corp.(1)	7,353	330,003
CVS Health Corp.	4,458	356,194
Elevance Health, Inc.	1,303	416,960
HCA Healthcare, Inc.	599	317,290
Humana, Inc.	1,623	309,246
McKesson Corp.	582	574,649
UnitedHealth Group, Inc.	2,435	714,113
		$ 3,971,639
Hotels, Restaurants & Leisure — 0.4%
Booking Holdings, Inc.	96	$ 406,978
Chipotle Mexican Grill, Inc.(1)	8,097	301,370
Starbucks Corp.	3,258	319,349
		$ 1,027,697
Household Durables — 1.0%
Century Communities, Inc.	4,232	$ 284,517
DR Horton, Inc.	3,407	546,449
KB Home	4,611	293,167
Lennar Corp., Class A	3,240	370,526
NVR, Inc.(1)	42	315,747
Security	Shares	Value
Household Durables (continued)
PulteGroup, Inc.	2,454	$ 336,689
Toll Brothers, Inc.	1,877	295,140
		$ 2,442,235
Household Products — 0.3%
Procter & Gamble Co.	2,245	$ 375,364
Unicharm Corp.	44,555	304,876
		$ 680,240
Independent Power and Renewable Electricity Producers — 0.3%
RWE AG	4,916	$ 316,240
Vistra Corp.	1,784	310,220
		$ 626,460
Industrial Conglomerates — 0.8%
Hitachi Ltd.	14,810	$ 484,839
Honeywell International, Inc.	1,873	456,244
Siemens AG	1,610	465,522
Smiths Group PLC	9,637	356,283
		$ 1,762,888
Insurance — 0.9%
Allianz SE	662	$ 297,289
American International Group, Inc.	5,036	405,348
Hartford Insurance Group, Inc.	2,132	300,249
Markel Group, Inc.(1)	314	650,756
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	813	530,582
		$ 2,184,224
Interactive Media & Services — 2.9%
Alphabet, Inc., Class A	11,473	$ 3,576,822
Alphabet, Inc., Class C	4,851	1,510,747
Meta Platforms, Inc., Class A	2,482	1,608,783
		$ 6,696,352
IT Services — 0.4%
Accenture PLC, Class A	1,426	$ 297,634
Gartner, Inc.(1)	2,014	316,601
International Business Machines Corp.	1,661	398,989
		$ 1,013,224
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.	573	$ 298,596
		$ 298,596

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 2.1%
Alstom SA(1)(2)	10,765	$ 358,118
Atlas Copco AB, Class A	30,637	659,132
Caterpillar, Inc.	1,148	852,769
Cummins, Inc.	614	358,496
Deere & Co.	468	294,704
Ingersoll Rand, Inc.	3,130	294,658
Knorr-Bremse AG	3,147	411,899
Otis Worldwide Corp.	3,249	300,727
PACCAR, Inc.	2,661	335,526
Parker-Hannifin Corp.	392	395,599
Volvo AB, Class B	16,427	639,148
		$ 4,900,776
Media — 0.3%
Fox Corp., Class B	5,804	$ 300,241
News Corp., Class B(2)	11,426	305,988
		$ 606,229
Metals & Mining — 0.8%
Freeport-McMoRan, Inc.	4,549	$ 309,696
JFE Holdings, Inc.(2)	22,527	317,115
Newmont Corp.	3,128	406,640
Nucor Corp.	1,846	326,520
Steel Dynamics, Inc.	1,518	293,171
thyssenkrupp AG	22,575	278,559
		$ 1,931,701
Multi-Utilities — 0.7%
Consolidated Edison, Inc.	2,647	$ 297,841
E.ON SE	28,222	656,466
National Grid PLC	16,767	313,654
Sempra	3,169	305,080
		$ 1,573,041
Oil, Gas & Consumable Fuels — 1.1%
Antero Midstream Corp.	23,968	$ 538,801
Chevron Corp.	2,117	395,371
ConocoPhillips	3,055	346,620
Devon Energy Corp.	6,805	296,222
Exxon Mobil Corp.	4,224	644,160
Targa Resources Corp.	1,484	349,927
		$ 2,571,101
Security	Shares	Value
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	4,650	$ 305,505
		$ 305,505
Pharmaceuticals — 1.7%
AstraZeneca PLC	2,179	$ 458,533
Eli Lilly & Co.	1,155	1,215,048
Johnson & Johnson	3,662	909,751
Merck & Co., Inc.	3,969	491,441
Novartis AG	5,684	955,718
		$ 4,030,491
Professional Services — 0.4%
Automatic Data Processing, Inc.	1,485	$ 318,325
Recruit Holdings Co. Ltd.	7,276	316,617
Verisk Analytics, Inc.	1,597	331,489
		$ 966,431
Real Estate Management & Development — 0.7%
Aldar Properties PJSC	133,406	$ 392,272
Emaar Properties PJSC	193,460	853,819
Wharf Real Estate Investment Co. Ltd.	80,589	296,674
		$ 1,542,765
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.(1)	2,206	$ 441,663
Advantest Corp.	1,795	310,839
Applied Materials, Inc.	1,321	491,808
ASML Holding NV	316	459,593
Broadcom, Inc.	6,883	2,199,463
Intel Corp.(1)	9,229	420,935
Lam Research Corp.	2,246	525,317
Micron Technology, Inc.	1,995	822,678
NVIDIA Corp.	33,492	5,934,447
Texas Instruments, Inc.	1,598	338,952
		$ 11,945,695
Software — 2.9%
AppLovin Corp., Class A(1)	777	$ 337,816
HubSpot, Inc.(1)	1,338	353,914
Intuit, Inc.	842	344,403
Microsoft Corp.	10,752	4,222,741
Oracle Corp.	2,836	412,355
Palantir Technologies, Inc., Class A(1)	3,481	477,558

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
ServiceNow, Inc.(1)	2,961	$ 319,818
Synopsys, Inc.(1)	710	293,940
		$ 6,762,545
Specialized REITs — 0.4%
Crown Castle, Inc.	3,364	$ 301,213
SBA Communications Corp.	1,477	297,113
Weyerhaeuser Co.	11,780	288,963
		$ 887,289
Specialty Retail — 0.7%
Home Depot, Inc.	1,640	$ 624,381
Industria de Diseno Textil SA	4,862	324,671
Lowe's Cos., Inc.	1,277	337,856
TJX Cos., Inc.	1,892	305,861
		$ 1,592,769
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	20,720	$ 5,473,810
Western Digital Corp.	3,017	843,855
		$ 6,317,665
Tobacco — 0.2%
Philip Morris International, Inc.	2,117	$ 395,519
		$ 395,519
Trading Companies & Distributors — 0.4%
Fastenal Co.	6,531	$ 300,687
Toyota Tsusho Corp.(2)	8,927	399,043
United Rentals, Inc.	356	299,040
		$ 998,770
Wireless Telecommunication Services — 0.1%
SoftBank Group Corp.	10,562	$ 270,450
		$ 270,450
Total Common Stocks (identified cost $77,822,475)		$130,477,933

Exchange-Traded Funds — 39.2%
Security	Shares	Value
Equity Funds — 6.3%
iShares Core MSCI Emerging Markets ETF	130,519	$ 10,018,639
iShares MSCI India ETF	21,401	1,118,630
Security	Shares	Value
Equity Funds (continued)
iShares MSCI South Korea ETF(2)	7,449	$ 1,127,555
iShares MSCI Taiwan ETF(2)	32,749	2,478,117
		$ 14,742,941
Fixed-Income Funds — 32.9%
Eaton Vance Mortgage Opportunities ETF(3)	507,960	$ 26,000,949
Eaton Vance Total Return Bond ETF(3)	489,778	25,473,354
iShares TIPS Bond ETF	74,248	8,306,866
Vanguard Emerging Markets Government Bond ETF	141,755	9,688,954
Vanguard Short-Term Treasury ETF	129,075	7,615,425
		$ 77,085,548
Total Exchange-Traded Funds (identified cost $86,616,809)		$ 91,828,489
Sovereign Government Bonds — 3.2%
Security	Principal Amount (000's omitted)		Value
Brazil — 3.2%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/29	BRL	53,674	$ 7,477,285
Total Sovereign Government Bonds (identified cost $7,369,107)			$ 7,477,285

Short-Term Investments — 3.1%
Affiliated Fund — 1.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(4)	4,150,368	$ 4,150,368
Total Affiliated Fund (identified cost $4,150,368)		$ 4,150,368

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Securities Lending Collateral — 1.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%(5)	3,016,959	$ 3,016,959
Total Securities Lending Collateral (identified cost $3,016,959)		$ 3,016,959
Total Short-Term Investments (identified cost $7,167,327)		$ 7,167,327
Total Investments — 101.2% (identified cost $178,975,718)		$236,951,034
Other Assets, Less Liabilities — (1.2)%		$ (2,789,314)
Net Assets — 100.0%		$234,161,720
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at February 28, 2026. The aggregate market value of securities on loan at February 28, 2026 was $4,729,793.
(3)	Affiliated fund (see Note 10).
(4)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of February 28, 2026.
(5)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	46.1%	$108,001,072
Brazil	3.2	7,477,285
Japan	2.6	6,130,813
Germany	2.3	5,402,888
France	1.5	3,500,651
United Arab Emirates	1.5	3,456,656
Spain	1.1	2,435,691
Italy	0.9	2,101,628
Sweden	0.9	2,069,709
United Kingdom	0.8	1,810,034
Netherlands	0.4	848,329
Switzerland	0.3	709,997
Israel	0.1	307,392
Hong Kong	0.1	296,674
Ireland	0.1	296,219
Austria	0.1	277,507
Exchange-Traded Funds	39.2	91,828,489
Total Investments	101.2%	$236,951,034
Abbreviations:
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
BRL	– Brazilian Real

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
February 28, 2026
Statement of Assets and Liabilities (Unaudited)

February 28, 2026
Assets
Unaffiliated investments, at value (identified cost $124,373,478) — including $4,729,793 of securities on loan	$181,326,363
Affiliated investments, at value (identified cost $54,602,240)	55,624,671
Foreign currency, at value (identified cost $251,943)	252,592
Dividends receivable	112,319
Dividends receivable from affiliated investments	194,425
Receivable for Fund shares sold	10,402
Securities lending income receivable	1,095
Tax reclaims receivable	363,088
Receivable from affiliates	64,645
Trustees' deferred compensation plan	54,903
Total assets	$238,004,503
Liabilities
Collateral for securities loaned	$3,016,959
Payable for Fund shares redeemed	473,550
Payable to affiliates:
Investment adviser and administration fee	136,175
Distribution and service fees	32,727
Sub-transfer agency fee	5,261
Trustees' deferred compensation plan	54,903
Accrued expenses	123,208
Total liabilities	$3,842,783
Net Assets	$234,161,720
Sources of Net Assets
Paid-in capital	$175,344,332
Distributable earnings	58,817,388
Net Assets	$234,161,720
Class A Shares
Net Assets	$81,410,749
Shares Outstanding	5,005,775
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.26
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$17.16
Class C Shares
Net Assets	$21,622,887
Shares Outstanding	1,353,603
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.97
Class I Shares
Net Assets	$131,128,084
Shares Outstanding	8,030,295
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.33
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
February 28, 2026
Statement of Operations (Unaudited)

Six Months Ended
February 28, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $30,143)	$1,879,518
Dividend income from affiliated investments	1,400,460
Interest income	80,367
Securities lending income, net	7,977
Total investment income	$3,368,322
Expenses
Investment adviser and administration fee	$922,640
Distribution and service fees:
Class A	99,849
Class C	117,126
Trustees’ fees and expenses	6,919
Custodian fee	43,934
Transfer and dividend disbursing agent fees	76,743
Legal and accounting services	49,211
Printing and postage	14,190
Registration fees	25,861
Miscellaneous	13,337
Total expenses	$1,369,810
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$222,213
Total expense reductions	$222,213
Net expenses	$1,147,597
Net investment income	$2,220,725
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$2,391,580
Investment transactions - affiliated investments	208,059
Foreign currency transactions	(12,604)
Capital gain distributions received	61,609
Net realized gain	$2,648,644
Change in unrealized appreciation (depreciation):
Investments	$16,411,505
Investments - affiliated investments	962,220
Foreign currency	10,032
Net change in unrealized appreciation (depreciation)	$17,383,757
Net realized and unrealized gain	$20,032,401
Net increase in net assets from operations	$22,253,126

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
February 28, 2026
Statements of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,220,725	$8,343,892
Net realized gain	2,648,644	23,350,865
Net change in unrealized appreciation (depreciation)	17,383,757	(18,900,753)
Net increase in net assets from operations	$22,253,126	$12,794,004
Distributions to shareholders:
Class A	$(1,989,722)	$(1,768,236)
Class C	(361,774)	(441,683)
Class I	(3,826,964)	(6,456,747)
Total distributions to shareholders	$(6,178,460)	$(8,666,666)
Transactions in shares of beneficial interest:
Class A	$(4,149,365)	$(12,685,287)
Class C	(5,215,721)	(15,921,411)
Class I	(30,512,102)	(142,565,439)
Net decrease in net assets from Fund share transactions	$(39,877,188)	$(171,172,137)
Net decrease in net assets	$(23,802,522)	$(167,044,799)
Net Assets
At beginning of period	$257,964,242	$425,009,041
At end of period	$234,161,720	$257,964,242

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
February 28, 2026
Financial Highlights

	Class A
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$15.26	$14.69	$13.50	$13.48	$16.21	$15.14
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.33	$0.31	$0.26	$0.15	$0.13
Net realized and unrealized gain (loss)	1.26	0.54	1.20	(0.13)	(2.04)	1.39
Total income (loss) from operations	$1.40	$0.87	$1.51	$0.13	$(1.89)	$1.52
Less Distributions
From net investment income	$(0.40)	$(0.30)	$(0.32)	$(0.11)	$(0.14)	$(0.09)
From net realized gain	—	—	—	(0.00)(2)	(0.70)	(0.36)
Total distributions	$(0.40)	$(0.30)	$(0.32)	$(0.11)	$(0.84)	$(0.45)
Net asset value — End of period	$16.26	$15.26	$14.69	$13.50	$13.48	$16.21
Total Return(3)	9.26%(4)	6.06%	11.34%	0.95%	(12.29)%	10.23%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$81,411	$80,384	$89,981	$94,064	$102,903	$118,419
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.19%(6)	1.25%	1.23%	1.23%	1.18%	1.18%
Net expenses	1.01%(6)(7)	1.24%(7)	1.23%(7)	1.23%(7)	1.18%(7)	1.18%
Net investment income	1.74%(6)	2.22%	2.27%	1.91%	1.03%	0.82%
Portfolio Turnover	50%(4)	76%	49%	35%	70%	63%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.09% of average daily net assets for the six months ended February 28, 2026 and less than 0.01% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
February 28, 2026
Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$14.90	$14.34	$13.17	$13.14	$15.81	$14.78
Income (Loss) From Operations
Net investment income(1)	$0.07	$0.21	$0.21	$0.15	$0.04	$0.01
Net realized and unrealized gain (loss)	1.25	0.52	1.16	(0.12)	(1.99)	1.35
Total income (loss) from operations	$1.32	$0.73	$1.37	$0.03	$(1.95)	$1.36
Less Distributions
From net investment income	$(0.25)	$(0.17)	$(0.20)	$—	$(0.02)	$—
From net realized gain	—	—	—	(0.00)(2)	(0.70)	(0.33)
Total distributions	$(0.25)	$(0.17)	$(0.20)	$(0.00)(2)	$(0.72)	$(0.33)
Net asset value — End of period	$15.97	$14.90	$14.34	$13.17	$13.14	$15.81
Total Return(3)	8.89%(4)	5.18%	10.50%	0.24%	(12.92)%	9.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,623	$25,171	$40,187	$54,117	$69,060	$95,493
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.94%(6)	2.00%	1.98%	1.98%	1.93%	1.93%
Net expenses	1.76%(6)(7)	1.99%(7)	1.98%(7)	1.98%(7)	1.93%(7)	1.93%
Net investment income	0.97%(6)	1.49%	1.54%	1.15%	0.28%	0.05%
Portfolio Turnover	50%(4)	76%	49%	35%	70%	63%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.09% of average daily net assets for the six months ended February 28, 2026 and less than 0.01% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
February 28, 2026
Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$15.34	$14.77	$13.57	$13.56	$16.30	$15.22
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.37	$0.35	$0.29	$0.19	$0.17
Net realized and unrealized gain (loss)	1.27	0.54	1.20	(0.13)	(2.05)	1.39
Total income (loss) from operations	$1.43	$0.91	$1.55	$0.16	$(1.86)	$1.56
Less Distributions
From net investment income	$(0.44)	$(0.34)	$(0.35)	$(0.15)	$(0.18)	$(0.12)
From net realized gain	—	—	—	(0.00)(2)	(0.70)	(0.36)
Total distributions	$(0.44)	$(0.34)	$(0.35)	$(0.15)	$(0.88)	$(0.48)
Net asset value — End of period	$16.33	$15.34	$14.77	$13.57	$13.56	$16.30
Total Return(3)	9.42%(4)	6.30%	11.64%	1.18%	(12.06)%	10.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$131,128	$152,409	$294,841	$358,320	$537,988	$665,055
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.94%(6)	0.99%	0.98%	0.98%	0.93%	0.93%
Net expenses	0.76%(6)(7)	0.98%(7)	0.98%(7)	0.98%(7)	0.93%(7)	0.93%
Net investment income	1.98%(6)	2.50%	2.52%	2.16%	1.28%	1.06%
Portfolio Turnover	50%(4)	76%	49%	35%	70%	63%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.09% of average daily net assets for the six months ended February 28, 2026 and less than 0.01% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
February 28, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance All Asset Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those

Eaton Vance
All Asset Strategy Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of February 28, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses do not include the Fund’s pro rata share of the indirect expenses borne by the Fund from its investments in exchange-traded funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to February 28, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
All Asset Strategy Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At August 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $1,589,131 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at August 31, 2025, $1,589,131 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$179,498,799
Gross unrealized appreciation	$57,812,409
Gross unrealized depreciation	(360,174)
Net unrealized appreciation	$57,452,235
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.750%
$500 million but less than $1 billion	0.700%
$1 billion but less than $2.5 billion	0.675%
$2.5 billion but less than $5 billion	0.650%
$5 billion and over	0.630%
For the six months ended February 28, 2026, the investment adviser and administration fee amounted to $922,640 or 0.75% (annualized) of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended February 28, 2026, the investment adviser and administration fee paid was reduced by $115,197 relating to the Fund’s investment in the Liquidity Fund and in other affiliated funds.
EVM has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.10%, 1.85% and 0.85% of the Fund's average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 1, 2027. Pursuant to this agreement, EVM waived and/or reimbursed $107,016 of the Fund's operating expenses for the six months ended February 28, 2026.

Eaton Vance
All Asset Strategy Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2026, EVM earned $6,914 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $402 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2026. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2026 amounted to $99,849 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2026, the Fund paid or accrued to EVD $87,844 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2026 amounted to $29,282 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2026, the Fund was informed that EVD received $827 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $121,872,545 and $163,288,713, respectively, for the six months ended February 28, 2026.

Eaton Vance
All Asset Strategy Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	304,078	$ 4,830,309	901,656	$ 13,172,904
Issued to shareholders electing to receive payments of distributions in Fund shares	75,815	1,194,851	70,413	1,008,312
Redemptions	(643,057)	(10,174,525)	(1,827,916)	(26,866,503)
Net decrease	(263,164)	$(4,149,365)	(855,847)	$(12,685,287)
Class C
Sales	14,929	$ 231,290	72,228	$ 1,035,133
Issued to shareholders electing to receive payments of distributions in Fund shares	19,520	302,557	24,447	343,719
Redemptions	(369,856)	(5,749,568)	(1,210,853)	(17,300,263)
Net decrease	(335,407)	$(5,215,721)	(1,114,178)	$(15,921,411)
Class I
Sales	272,908	$ 4,338,847	2,033,614	$ 29,728,159
Issued to shareholders electing to receive payments of distributions in Fund shares	155,851	2,465,560	326,204	4,687,550
Redemptions	(2,336,221)	(37,316,509)	(12,384,378)	(176,981,148)
Net decrease	(1,907,462)	$(30,512,102)	(10,024,560)	$(142,565,439)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2026.

Eaton Vance
All Asset Strategy Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At February 28, 2026, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $4,729,793 and $4,888,501, respectively. Collateral received was comprised of cash of $3,016,959 and U.S. government and/or agencies securities of $1,871,542. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$27,680	$ —	$ —	$ —	$27,680
Exchange-Traded Funds	2,989,279	—	—	—	2,989,279
Total	$3,016,959	$ —	$ —	$ —	$3,016,959
The carrying amount of the liability for collateral for securities loaned at February 28, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at February 28, 2026.
10  Affiliated Investments
At February 28, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $55,624,671, which represents 23.8% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended February 28, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Mortgage Opportunities ETF	$28,421,809	$ 53,105	$(3,047,868)	$ 44,718	$529,185	$26,000,949	$631,620	507,960
Eaton Vance Total Return Bond ETF	39,406,889	48,434	(14,578,345)	163,341	433,035	25,473,354	701,754	489,778
Short-Term Investments
Liquidity Fund	6,505,773	32,138,262	(34,493,667)	—	—	4,150,368	67,086	4,150,368
Total				$208,059	$962,220	$55,624,671	$1,400,460

Eaton Vance
All Asset Strategy Fund
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 8,742,094	$ 752,728	$ —	$ 9,494,822
Consumer Discretionary	9,815,536	712,203	—	10,527,739
Consumer Staples	3,612,167	601,546	—	4,213,713
Energy	3,011,136	—	—	3,011,136
Financials	15,430,969	11,494,047	—	26,925,016
Health Care	10,045,684	1,875,071	—	11,920,755
Industrials	14,894,938	8,995,343	—	23,890,281
Information Technology	27,020,596	770,432	—	27,791,028
Materials	3,568,893	1,451,229	—	5,020,122
Real Estate	887,289	1,542,765	—	2,430,054
Utilities	2,267,427	2,985,840	—	5,253,267
Total Common Stocks	$ 99,296,729	$31,181,204*	$ —	$130,477,933
Exchange-Traded Funds	$ 91,828,489	$ —	$ —	$ 91,828,489
Sovereign Government Bonds	—	7,477,285	—	7,477,285
Short-Term Investments:
Affiliated Fund	4,150,368	—	—	4,150,368
Securities Lending Collateral	3,016,959	—	—	3,016,959
Total Investments	$198,292,545	$ 38,658,489	$ —	$236,951,034
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

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EARAX-NCSR    2.28.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: April 21, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	April 21, 2026